As filed with the Securities and Exchange Commission on October 28, 2005

                                                  1933 Act File No. 002-98635
                                                  1940 Act File No. 811-04337

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
              Pre-Effective Amendment No.                                    [ ]
                                              ------
              Post-Effective Amendment No.      26                           [X]
                                              ------

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
              Amendment No.                     25                           [X]
                                              ------

                        (Check appropriate box or boxes.)

                               HERITAGE CASH TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                             St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on November 1, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               HERITAGE CASH TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

      Cover Sheet

      Contents of Registration Statement

      Prospectus

      Statement of Additional Information

      Part C of Form N-1A

      Signature Page

      Exhibits

                                    [GRAPHIC]



                                                                       Heritage
                                                                           Cash
                                                                          Trust

                                  Prospectus
                               Money Market Fund
                          Municipal Money Market Fund

                               November 1, 2005

                                Privacy Notice
                           Heritage Family of Funds

                  These securities have not been approved or
                  disapproved by the Securities and Exchange
                      Commission, nor has the Commission
                  passed upon the accuracy or adequacy of the
                 funds' prospectus. Any representation to the
                        contrary is a criminal offense.

                                    [GRAPHIC]



                             880 Carillon Parkway
                           St. Petersburg, FL 33716
                                (800) 421-4184

                              HERITAGE CASH TRUST

Table of Contents
================================================================================


           PROSPECTUS
           ----------
           HERITAGE CASH TRUST
              Money Market Fund.................................  P-1
              Municipal Money Market Fund.......................  P-4

           MANAGEMENT OF THE FUNDS
              Who Manages Your Fund.............................  P-8
              Distribution of Fund Shares.......................  P-8

           YOUR INVESTMENT
              Before You Invest.................................  P-9
              Choosing a Class of Shares........................  P-9
              How to Invest..................................... P-10
              How to Sell Your Investment....................... P-12
              How to Exchange Your Shares....................... P-14
              Account and Transaction Policies.................. P-14
              Dividends and Taxes............................... P-16

           FINANCIAL HIGHLIGHTS
              Money Market Fund................................. P-17
              Municipal Money Market Fund....................... P-18

           FOR MORE INFORMATION................................. P-19

           PRIVACY POLICY
           --------------
           PRIVACY NOTICE TO CLIENTS OF HERITAGE FAMILY OF FUNDS PN-1

                              HERITAGE CASH TRUST

Money Market Fund
================================================================================

   What is the Money Market Fund's Investment Objective? The Money Market Fund seeks to achieve maximum current income consistent with stability of principal.


   How does the Money Market Fund Pursue its Objective? The Money Market Fund seeks to achieve its objective by investing in a variety of high-quality money market instruments that mature in or reset in 397 days or less. Money market instruments are short-term debt instruments issued by the U.S. and foreign governments, U.S. government-sponsored enterprises, domestic and foreign corporations, financial institutions and other entities. They include, for example, commercial paper, bank obligations, repurchase agreements, money market funds, other corporate debt obligations and government debt obligations. The average dollar-weighted maturity of the fund's investment portfolio is 90 days or less.

   The fund manages its portfolio subject to strict standards set by its Board of Trustees following special rules for money market funds under federal securities law, which are designed so that the fund may maintain a stable $1.00 share price. These include requirements for maintaining high credit quality in the fund's investment portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the fund's securities and diversifying the fund's investments among issuers to reduce the effects of a default by any one issuer on the value of the fund's shares.

   What are the Main Risks of Investing in the Money Market Fund? All investments carry risks to some degree. Because the fund invests in money market instruments and manages its portfolio to maintain a stable share price, its main risks are those that could affect the overall yield of the fund. The yield paid by the fund is subject to changes in interest rates and market conditions. As a result, there is a risk that a decline in short-term interest rates would lower the fund's yield and the return on your investment. Changes in interest rates also may change the resale value of the instruments held in the fund's portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. When interest rates decline, the fund's new investments are likely to be in money market instruments paying lower rates than the rest of the fund's portfolio. The rate of the fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates.


   There also is the risk that the value of your investment could be eroded over time by the effects of inflation and that security selection by the fund's manager, Heritage Asset Management, Inc. (Heritage), may cause the fund's yield to be lower than the yields of other funds with similar investment objectives.

   Because the fund may invest in notes, bonds and commercial paper, there is a risk that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its instruments and may affect their value. If a portfolio instrument declines in credit quality or goes into default, it also could affect the fund's yield.


   In addition, the securities issued by U.S. government-sponsored entities
(GSE), such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), are not backed by the full faith and credit of the U.S. Government and are not guaranteed or insured by the U.S. Government. These GSEs are only supported by the credit of the issuing agency and may not borrow from the U.S. Government.


                                      P-1                            Prospectus

   The fund cannot be certain that it will achieve its investment objective. There is no assurance the fund will avoid principal losses in the event that any fund instrument has its credit rating downgraded or defaults or interest rates rise sharply in an unusually short period. Furthermore, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation
(FDIC). Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you could lose money by investing in the fund.


   Who is the Money Market Fund Designed For? The fund may be appropriate for investors who want to earn income at current money market rates while preserving the value of their investment, because the fund is managed to keep its share price stable at $1.00. Income on short-term securities tends to be lower than the yield on longer-term fixed income funds. The fund also offers easy access to your money through check writing and other services. The fund does not invest for the purpose of seeking capital appreciation or gain.


   How has the Money Market Fund Performed? The bar chart and table below illustrate annual fund returns for the periods ended December 31. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Money Market Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


                                    [CHART]

1994     3.54%
1995     5.17%
1996     4.66%
1997     4.82%
1998     4.78%
1999     4.45%
2000     5.64%
2001     3.51%
2002     1.11%
2003      .47%
2004      .68%



January 1, 2005 to September 30, 2005: 1.68% (not annualized)
Ending Best quarter: September 30, 2000: 1.50%
Ending Worst quarter: June 30, 2004: 0.09%





AVERAGE ANNUAL RETURNS (for the periods ended December 31, 2004) *
Period           Class A Shares   Class B Shares   Class C Shares
------           --------------   --------------   --------------
1 Year..........      0.68%            0.68%            0.68%
5 Years.........      2.28%            2.28%            2.28%
10 Years........      3.53%             n/a              n/a
Life of Class*..       n/a             2.95%            3.55%

----------
 * Class B and Class C shares were first offered on January 2, 1998 and April 3, 1995, respectively.

         To obtain the fund's current 7-day yield information, please call Heritage at (800) 421-4184 or visit www.HeritageFunds.com.




                                      P-2                            Prospectus

   What are the Costs of Investing in the Money Market Fund? The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund. The fund's expenses are based on actual expenses incurred for the fiscal year ended August 31, 2005.



SHAREHOLDER FEES (fees paid directly from your investment):
                                                           Class A Class B Class C
                                                           ------- ------- -------
Maximum Sales Charge Imposed on Purchases
  (as a % of offering price)..............................    None   None    None
Maximum Deferred Sales Charge (as a % of original purchase
  price or redemption proceeds, whichever is lower)....... None/1/  5%/2/   1%/3/


ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                        Class A   Class B   Class C
                                        -------   -------   -------
Management Fees........................  0.41%     0.41%     0.41%
Distribution and Service (12b-1) Fees..  0.15%     0.15%     0.15%
Other Expenses.........................  0.15%     0.15%     0.15%
                                         ----      ----      ----
Total Annual Fund Operating Expenses...  0.71%     0.71%     0.71%
                                         ====      ====      ====


/1/ If you purchased $1,000,000 or more of Class A shares of another Heritage mutual fund that were subject to a front-end sales charge and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge ("CDSC") at the time of sale. Any period of time you hold shares of a Heritage money market fund will not be counted for purposes of calculating the CDSC. Contingent deferred sales charges apply only to shares acquired through exchange from another Heritage mutual fund.
/2/ Declining over a six-year period from: 5% during the first year to 0% after the sixth year. Class B shares will convert to Class A shares eight years after purchase.
/3 /Declining to 0% at the first year.


   What is an Example of Expenses? This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             SHARE CLASS               Year 1  Year 3  Year 5  Year 10
A shares............................. $    73 $   227 $   395 $    883
B shares
 Assuming redemption at end at period $   473 $   527 $   495 $    883
 Assuming no redemption.............. $    73 $   227 $   395 $    883
C shares............................. $    73 $   227 $   395 $    883


                                      P-3                            Prospectus

Municipal Money Market Fund
================================================================================

   What is the Municipal Money Market Fund's Investment Objective? The Municipal Money Market Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

   How does the Municipal Money Market Fund Pursue its Objective? The Municipal Money Market Fund seeks to achieve its objective by investing at least 80% of its assets in a variety of high-quality municipal securities with remaining maturities of 397 days or less. Tax-exempt municipal securities are municipal securities, the interest on which is exempt from federal income tax but may or may not be an item of tax preference for purposes of the federal alternative minimum tax. They include, for example, municipal notes, short-term municipal bonds and variable rate obligations. The interest on tax-exempt municipal securities may be subject to state and/or local income taxes.

   The remaining portion of the fund's investment portfolio may be invested in short-term taxable investments, which include U.S. government obligations, bank obligations, commercial paper and repurchase agreements. The average dollar-weighted portfolio maturity of the fund's investment portfolio is 90 days or less.


   The fund manages its portfolio subject to strict standards set by its Board of Trustees following special rules for money market funds under federal securities law, which are designed so that the fund may maintain a stable $1.00 share price. These include requirements for maintaining high credit quality in the fund's investment portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the fund's securities and diversifying the fund's investments among issuers to reduce the effects of a default by any one issuer on the value of the fund's shares.

   What are the Main Risks of Investing in the Municipal Money Market
Fund? All investments carry risks to some degree. Because the fund invests in money market instruments and manages its portfolio to maintain a stable share price, its main risks are those that could affect the overall yield of the fund. The yield paid by the fund is subject to changes in interest rates and market conditions. As a result, there is a risk that a decline in short-term interest rates would lower the fund's yield and the return on your investment. Changes in interest rates also may change the resale value of the instruments held in the fund's portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. Also, the fund's new instruments are likely to be in money market instruments paying lower rates than the rest of the fund's portfolio when interest rates decline. The rate of the fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates.

   There also is the risk that the value of your investment could be eroded over time by the effects of inflation and that security selection by the fund's subadviser, Alliance Capital Management L.P., may cause the fund's yield to be lower than the yields of other funds with similar investment objectives.


   Because the fund may invest in notes, bonds and commercial paper, there is a risk that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its instruments and may affect their value. If a portfolio instrument declines in credit quality or goes into default, it also could affect the fund's yield.

                                      P-4                            Prospectus

   While most distributions paid by the fund come from interest on municipal securities, which generally are free from federal income tax, such distributions may be subject to state, local income and other taxes. Distributions from income on non-tax exempt sources, if any, are also subject to those taxes.

   The fund cannot be certain that it will achieve its investment objective. There is no assurance the fund will avoid principal losses if any fund instrument has its credit rating downgraded or defaults or interest rates rise sharply in an unusually short period. Furthermore, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you could lose money by investing in the fund.

   Who is the Municipal Money Market Fund Designed For? The fund may be appropriate for investors who want to earn federally tax-exempt income at current money market rates while preserving the value of their investment, because the fund is managed to keep its share price stable at $1.00. Income on short-term securities tends to be lower than the yield on longer-term fixed income funds. The fund also offers easy access to your money through check writing and other services. The fund does not invest for the purpose of seeking capital appreciation or gain. An investment in the fund typically would not be suitable for tax-deferred plans including individual retirement accounts ("IRAs") and tax-exempt investors.

   How has the Municipal Money Market Fund Performed? The bar chart and table below illustrate annual fund returns for the periods ended December 31. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Municipal Money Market Fund's performance from one year to another. The table shows what the return for fund shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


                                    [CHART]

1995     3.17%
1996     2.83%
1997     3.04%
1998     2.84%
1999     2.66%
2000     3.49%
2001     2.14%
2002      .82%
2003      .44%
2004      .58%


January 1, 2005 and September 30, 2005: 1.24% (not annualized)
Ending Best quarter: December 31, 2000: 0.94%
Ending Worst quarter: September 30, 2003: 0.07%


                                      P-5                            Prospectus

AVERAGE ANNUAL RETURNS (for the periods ended December 31, 2004)


         Period                            Returns
         ------                            -------
                 1 Year...................  0.58%
                 5 Years..................  1.49%
                 10 Years.................  2.20%


   To obtain the fund's current 7-day yield information, please call Heritage at (800) 421-4184 or visit www.HeritageFunds.com.


   What are the Costs of Investing in the Municipal Money Market Fund? The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund. The fund's expenses are based on actual expenses incurred for the fiscal year ended August 31, 2005.



SHAREHOLDER FEES (fees paid directly from your investment):
                                                                       Fees
                                                                      ----
 Maximum Sales Charge Imposed on Purchases (as a % of offering price) None
 Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)........................... None/1/


ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                   Expenses
                                                   --------
 Management Fees..................................   0.46%
 Distribution and Service (12b-1) Fees............   0.15%
 Other Expenses...................................   0.08%
                                                     ----
 Total Annual Fund Operating Expenses/2/..........   0.69%
                                                     ====


/1/ If you purchased $1,000,000 or more of Class A shares of another Heritage mutual fund that were subject to a front-end sales charge and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of sale. Any period of time you hold shares of a Heritage money market fund will not be counted for purposes of calculating the CDSC. Contingent deferred sales charges apply only to shares acquired through exchange from another Heritage mutual fund.
/2/ Heritage has contractually agreed to waive its investment advisory fees and, if necessary, reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.74% of the average daily net assets for the fund's 2006 fiscal year. The Board may agree to change fee waivers or reimbursements without the approval of shareholders. Any reduction in Heritage's advisory fees or reimbursement of expenses by Heritage is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.


                                      P-6                            Prospectus

   What is an Example of Expenses? This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND COSTS  Year 1  Year 3  Year 5  Year 10
Fund shares $    70 $   221 $   384 $    859


                                      P-7                            Prospectus

                            MANAGEMENT OF THE FUNDS

Who Manages Your Fund
================================================================================


   Heritage Asset Management, Inc., (Heritage) 880 Carillon Parkway, St. Petersburg, Florida 33716, is the funds' investment adviser and administrator. Heritage is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Heritage manages, supervises and conducts the business and administrative affairs of the funds and the other Heritage mutual funds with net assets totaling approximately $9 billion as of September 30, 2005.

   Heritage charged each fund an aggregate annual investment advisory and administration fee during the fiscal year ended August 31, 2005 as follows:


                     .   Money Market Fund           0.41%
                     .   Municipal Money Market Fund 0.46%


   Alliance Capital Management L.P. (Alliance Capital), 1345 Avenue of Americas, New York, NY 10105, serves as the subadviser to the Municipal Money Market Fund. Alliance Capital is a limited partnership whose general partner, Alliance Capital Management Corporation, is an indirect wholly owned subsidiary of AXA Financial, Inc. Alliance Capital had $516 billion of assets under its management as of June 30, 2005.

   A full discussion regarding the basis on which the Board of Trustees approved the advisory and subadvisory agreements is included in the annual report of the Funds for the period ending August 31, 2005.


Distribution of Fund Shares
================================================================================


   Raymond James & Associates, Inc. (Distributor) currently serves as the distributor of the funds. Subject to the Board of Trustees' and regulatory approvals, Heritage Fund Distributors, Inc. will serve as the funds' distributor. In the event such approvals are obtained, references to the Distributor will be deemed to be references to Heritage Fund Distributors, Inc. The Distributor may compensate other broker-dealers to promote sales of fund shares.

   In addition to the distribution and service fees paid by the funds as described above in "Annual Fund Operating Expenses" and in "Understanding Rule 12b-l Fees" below, Heritage or its affiliates pays a fee based on average daily net assets to third-party intermediaries and broker/dealers, including the Distributor, who have service agreements with Heritage. Heritage pays these service fees out of amounts received for investment advisory and administrative services provided to the funds. These fees may represent a premium over payments made by other fund families and may create an added incentive for investment professionals to sell or recommend a Heritage fund over other funds offered by competing fund families and within the Heritage Funds including within the same intermediary and across intermediaries.


                                      P-8                            Prospectus

                                YOUR INVESTMENT

Before You Invest
================================================================================

   Before you invest in a fund, please:

       . Read this Prospectus carefully.

       . Decide which fund best suits your needs and your goals.

       . If you choose to invest in the Money Market Fund, decide which class of shares is best for you.

       . Decide how much you wish to invest and how you want to open an account.

Choosing A Class of Shares
================================================================================

   If you are investing in the Money Market Fund, you can choose from two classes of fund shares: Class A shares and Class C shares. The primary purpose for investing in Class C shares is to take advantage of the Money Market Fund exchange privilege into Class C shares of another Heritage mutual fund. A third class -- Class B shares -- is available only through exchange.

   Class A Shares. You may purchase Class A shares at net asset value with no initial sales charge. If you acquire Class A shares through exchange from another Heritage mutual fund that are subject to a contingent deferred sales charge (CDSC), you may pay a 1% CDSC at the time of sale.

   Class B Shares. Class B shares are not available for direct purchase, however they may be acquired through exchange from Class B shares of another Heritage mutual fund or dividend reinvestment. If you acquire Class B shares through exchange from another Heritage mutual fund, your sale of those shares may be subject to a CDSC of up to a maximum 5.00%. This CDSC may be waived under certain circumstances.

   Class C Shares. You may purchase Class C shares at net asset value with no initial sales charge. If you acquire Class C shares of the Money Market Fund through exchange from another Heritage mutual fund, your subsequent sale of those shares may be subject to a CDSC of 1.00%. This CDSC may be waived under certain circumstances.

   Municipal Money Market Fund. You may purchase shares of the fund at net asset value with no initial sales charge. If you acquire Class A shares through exchange from another Heritage mutual fund that are subject to a contingent deferred sales charge (CDSC), you may pay a 1% CDSC at the time of sale.

   Understanding Rule 12b-1 Fees. Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and service fees for the sale of its shares and for services provided to shareholders. Each class of shares is subject to ongoing Rule 12b-1 fees of up to 0.15% of its average daily net assets. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      P-9                            Prospectus

How To Invest
================================================================================

   Minimum Initial Investment.  The minimum initial investment for each fund is:

                            Minimum Initial       Subsequent
Type of Account               Investment          Investment
Regular Account............     $1,000            No minimum
Periodic Investment Program     $   50      $50 on a monthly basis
Retirement Account.........     $  500            No minimum

   Heritage may waive these minimum requirements at its discretion. Contact Heritage or your financial advisor for further information.

   There are several ways to invest in the funds, although the availability of these services may be limited by your financial advisor or institution.

   Through Your Financial Advisor. You may invest in a fund by contacting your financial advisor. Your financial advisor can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.

   Your financial advisor may have established a sweep program with the funds for investors who maintain a brokerage account with a participating dealer. Free credit cash balances arising from sales of securities for cash, redemptions of debt securities, dividend and interest payments and funds received from brokerage investors may be invested automatically in the Municipal Money Market Fund or the Money Market Fund's Class A shares on a daily basis. For additional information regarding this program, contact your financial advisor.


   By Mail. You may invest in a fund directly by completing and signing an account application available from Heritage or your financial advisor. Indicate the fund, the class of shares and the amount you wish to invest. Make your check payable to the specific fund and class of shares you are purchasing. Mail the application and your payment to:


       Heritage Asset Management, Inc.
       P.O. Box 33022
       St. Petersburg, FL 33733


   By Telephone. If you provide your bank account information on your application, Heritage can initiate a purchase from that account. Complete the appropriate sections of the Heritage account application and attach a voided check to activate this service. This method cannot be used to open a new account.


   By Periodic Investment Program. We offer the following plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plans at any time. Availability of these plans may be limited by your financial advisor or dealer.

       . From Your Bank Account -- You may instruct us to transfer funds from a specific bank checking account to your Heritage account. The service is only available in instances in which the transfer can be effected by electronic transfer. Complete the appropriate sections of the account application or the Heritage Direct Payment Plan form to activate this service. Heritage reserves the

                                     P-10                            Prospectus

         right to cancel a periodic investment program if payment from your bank is rejected for two consecutive months or if you make regular withdrawals from your account without maintaining the minimum balance.

       . Automatic Exchange -- You may make automatic regular exchanges between two or more Heritage mutual funds. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your Heritage account balance to the fund's minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open.

   By Direct Deposit. You may instruct your employer, insurance company, the Federal government or other organization to direct all or part of the payments you receive to your Heritage account. All payments from the U.S. government, including payroll, pension, Social Security, and income tax refunds are eligible for this service. The following information must be provided to the payor in the enrollment process:


                       ------------------------------------------------------
.. Bank routing number: 0     1     1     0     0     0     0     2     8
                       ------------------------------------------------------
                       ----------------------------------------------------------------------------------------------------
.. Account number:      7     7     0     0     1     f     f     a     a     a     a     a     a     a     a     a    a
                       ----------------------------------------------------------------------------------------------------
                       "f" represents the two digit fund code found on the Heritage account application.
                       "a" represents the first 10 digits of your Heritage account number.
                       All Heritage account numbers begin with 44 or 66.
  For example if your Heritage account number is 44123456789 and you wish to establish a direct deposit to the Money Market Fund -- Class A, you would enter 77001914412345678.
.. The account must be designated as a checking account.


Please note that these instructions are different than the Federal Reserve wire instructions below and also are different than the information shown on your Heritage Cash Trust checkbook.

   By Wire. You may invest in a fund by Federal Reserve wire sent from your bank. Mail your completed and signed account application to Heritage. Contact Heritage at (800) 421-4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Send your investment and the following information by Federal Reserve or bank wire to:

        State Street Bank and Trust Company
        225 Franklin Street
        Boston, MA 02110
        ABA # 011-000-028
        Account # 3196-769-8
        Name of the Fund
        The class of shares to be purchased
        (Your account number assigned by Heritage)
        (Your name)

The wire instructions must contain all of the above information.

Do not mail investments or correspondence to this address.

                                     P-11                            Prospectus

How To Sell Your Investment
================================================================================


   You can sell -- or redeem -- shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable CDSC) generally will be made the next business day after your order is received. If you sell shares that were recently purchased by check or automated clearing house deposits (ACH), payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Drafts or ACH transactions (including check truncation transaction) initiated by a third party are not acceptable redemption instructions and will not be honored.


   You may contact your financial advisor or Heritage with instructions to sell your investment in the following ways. Availability of these options may be limited by your financial advisor or institution.

   Application of CDSC. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of a Heritage money market fund will not be counted for purposes of calculating the CDSC.

   Through Your Financial Advisor. You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor will transmit your request to sell shares of your fund and may charge you a fee for this service.

   Your financial advisor may have established a sweep program with the funds for investors who maintain a brokerage account with a participating dealer. Brokerage cash debits arising from purchases of securities for cash or other brokerage activity will automatically sweep from the Municipal Money Market Fund or the Money Market Fund's Class A shares on a daily basis.


   By Telephone. You may sell shares by calling Heritage at (800) 421-4184 prior to the close of regular trading on the New York Stock Exchange -- typically 4:00 p.m. Eastern time. If you do not wish to have telephone redemption privileges, you should notify Heritage in writing or complete the appropriate section of the account application.


   For your protection, telephone requests may be recorded in order to verify their accuracy and monitor call quality. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone call.

   When redeeming shares by telephone, payment of up to $50,000 can be made one of the following ways:

       . Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request, or

       . By check to your address of record, provided there has not been an address change in the last 30 calendar days.

   In Writing. You may sell shares by sending a letter of instruction. Specify the fund and share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Mail the request to Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.

                                     P-12                            Prospectus

   All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

   A medallion signature guarantee of your request is required if the redemption is:

       . Greater than $50,000,

       . Sent to an address other than the address of record, or preauthorized bank or brokerage firm account,

       . Sent to a payee other than the shareholder of record, or

       . Sent to an address of record that has been changed within the past 30 calendar days.

   A medallion signature guarantee helps protect your account against fraud. We will only accept official signature guarantees from participants in our medallion signature guarantee program, which includes most banks and securities dealers. A notary public cannot guarantee your signature.

   Payment for a written request can be made one of the following ways:

       . Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request,

       . By check, or

       . By Federal Reserve wire to a bank account you specify. Your financial advisor can provide you with the necessary form to request a wire. We normally send these proceeds on the next business day and credit by the receiving institution is subject to the time they receive the instructions from the Federal Reserve Bank and their posting policies. We cannot guarantee that you will receive credit on the same day we send the wire. A wire fee will be charged to your account.


   Checkwriting. You may write checks against your Municipal Money Market account or your Money Market Class A account if you request and properly complete a signature card. All account owners and authorized signers must sign the card. Your account must maintain a $1,000 balance in order for checks to be ordered and checks must be written for at least $100. Heritage may waive these requirements at its discretion. You must notify Heritage immediately if your checks are lost or stolen or you believe that unauthorized activity has taken place in your account. There is no charge for checkwriting transactions, although Heritage generally charges a fee for all attempted check redemptions in which the amount of the check exceeds the available assets in your fund account, for placing a stop payment order on a check, for providing copies of previously paid checks, or for certain special check printing services.


   Additional checks may be ordered by contacting Heritage or by mailing the reorder form found in your checkbook. For security and check processing reasons, you must order checks from Heritage. Heritage cannot be responsible for any check not ordered from Heritage that is returned unpaid to the payee.

   Systematic Withdrawal Plan. You may establish a plan for periodic withdrawals from your account. Withdrawals can be made on the 1st, 5th, 10th or 20th day of the month at monthly, quarterly, semi-annual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Heritage systematic withdrawal form (available from your financial advisor, Heritage, or through our website, www.HeritageFunds.com) and send that

                                     P-13                            Prospectus

form to Heritage. Heritage reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

How To Exchange Your Shares
================================================================================

   You can exchange shares of one Heritage fund for shares of the same class of any other Heritage fund, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, Heritage or through our website, www.HeritageFunds.com. You may exchange your shares by calling your financial advisor or Heritage if you exchange to like-titled Heritage accounts. Written instructions with a medallion signature guarantee are required if the accounts are not identically registered.

   Shares of a Heritage money market fund that have not previously been subject to an initial sales charge or CSDC holding period will be subject to the initial purchase conditions of that fund. Shares that have previously paid a sales charge in a Heritage fund will exchange with no additional sales charge. Each Heritage Mutual Fund may terminate the exchange privilege upon 60 days' notice.

Account and Transaction Policies
================================================================================

   Price of Shares. The funds' regular business days typically are the same as those of the New York Stock Exchange (NYSE), normally Monday through Friday. In certain limited circumstances, a fund, in its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between a fund and other Heritage mutual funds). The net asset value per share (NAV) for each class of a fund is determined each business day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time), or such other time as designated by a fund, if in its discretion, the fund accepts orders on days when the NYSE is closed. The share price is calculated by dividing a class' net assets by the number of its outstanding shares.

   The funds use the amortized cost method of security valuation. The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and, thereafter, accreting/amortizing any purchase discount/premium at a constant rate until maturity.

   Timing of Orders. All orders to purchase or sell shares are executed at the next NAV calculated after the order has been accepted by the funds, the Distributor or a participating dealer. Orders are accepted until the close of regular trading on the NYSE every business day - normally 4:00 p.m. Eastern time - and are executed the same day at that day's NAV. Each fund reserves the right to accept and execute orders at such other time as designated by the fund if it accepts orders on days when the NYSE is closed. Orders received after the close of regular trading will be executed at the NAV determined as of the close of regular trading on the next trading day.

   If you participate in a sweep program, your fund purchases usually will be made on the next business day following the day that credit balances are generated in your account at your financial institution. However, credit balances arising from funds placed in your account by check are subject to your financial institution's cash availability policy.

                                     P-14                            Prospectus

   Account Registration Options.   Heritage offers several options for
registering your account. To establish a Transfer on Death (TOD) arrangement, an additional TOD agreement is required. Additionally, Heritage offers a range of IRA retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. IRA plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and IRA agreements are available from your financial advisor, Heritage or through our website, www.HeritageFunds.com.


   Good Order Requirements. For the funds to process your request, it must be in "good order". Good order means that you have provided sufficient information necessary to process your request, as outlined in this Prospectus, including any required signatures and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in "good order" by the fund until it meets these requirements.

   Customer Identification Procedures. The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address (not a P.O.
Box), Social Security or other taxpayer identification number, and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on behalf of the entity must provide this information. Heritage will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. The information gathered also will be verified when you change the principal physical address on your account. Under certain circumstances, it may be appropriate for Heritage to close or suspend further activity in an account.

   Restrictions on Orders. The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.


   Internet Website. Additional information, including current fund performance, the account application and various account forms and agreements, is available on our website, www.HeritageFunds.com.


   Redemption in Kind. We reserve the right to give you securities instead of cash when you sell shares of your fund. If the amount of the sale is at least $250,000 or 1% of a fund's assets, we may give you securities from the fund's portfolio instead of cash.

   Accounts With Below-Minimum Balances. Accounts participating in a brokerage sweep program may be involuntarily redeemed and the proceeds paid to the related brokerage account if the account balance is less than $50. Such redemptions shall happen periodically and not impair a shareholder's future participation in the sweep program.

   If your account balance falls below $1,000, each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.


   Frequent Purchases and Redemptions of Fund Shares. The funds are intended to serve as short-term investment vehicles providing daily liquidity to shareholders. As such the funds' Board has determined not to adopt policies to deter short-term trading of fund shares. Each fund attempts to maintain sufficient liquidity for each fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or


                                     P-15                            Prospectus

other circumstances, a fund may be required to sell portfolio securities before maturity, possibly causing the fund to underperform other similar money market funds.

   Disclosure of Portfolio Holdings. Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a Policy on Disclosing Portfolio Holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the fund's Policy on Disclosing Portfolio Holdings is included in the SAI. Portfolio information can be found on our website, www.HeritageFunds.com.


Dividends and Taxes
================================================================================


   Dividends and Taxes. Each fund declares dividends from its net investment income daily and pays them monthly. Net investment income generally consists of interest income less expenses. The Money Market Fund expects that these dividends, and any dividends from the excess of net short-term capital gain over net long-term capital loss (which are distributed monthly), will be taxed as ordinary income (at the maximum federal tax rate of up to 35%) and will not qualify for the reduced maximum rate on "qualified dividend income" individuals receive from certain domestic and foreign corporations. The Municipal Money Market Fund expects to make distributions, called "exempt-interest dividends," that are exempt from federal income tax. Exempt-interest dividends will not necessarily be exempt from state and local income or other taxes. The Municipal Money Market Fund also may pay taxable dividends, including monthly dividends from net short-term capital gains, if any.


   Fund dividends are automatically reinvested in the distributing fund unless you opt to take your dividends in cash in the form of a check or direct them for purchase of shares in the same class of another Heritage mutual fund. Dividends directed to another fund are subject to the investment requirements of that fund, including applicable front-end sales charge, CDSC, or redemption fee holding periods.

   The sale or exchange of shares of a fund will not result in any gain or loss for the shareholder to the extent the fund maintains a stable share price of $1.00.

   Withholding Taxes. If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer identification number or you otherwise are subject to backup withholding, federal law requires us to withhold and pay to the IRS 28% of your taxable distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

   Tax Reporting. If your account receives taxable distributions or has withholding or other activity required to be reported to the Internal Revenue Service (IRS), we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any dividends that are declared in December to shareholders of record on a date in that month but paid in January are taxable as if received in December.

   Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

                                     P-16                            Prospectus

Financial Highlights -- Money Market Fund
================================================================================

   The financial highlights table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Money Market Fund for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                                                 Money Market Fund
                                                              Class A Shares                               Class B Shares
                                               -------------------------------------------  -----------------------------------
                                                        For the Fiscal Years Ended                   For the Fiscal Years Ended
                                                                August 31                                    August 31
                                               -------------------------------------------  -----------------------------------
                                                 2005     2004     2003     2002     2001     2005     2004     2003     2002
                                               -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, beginning of fiscal year..... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                               -------  -------  -------  -------  -------  -------  -------  -------  -------
Income from Investment Operations:
  Net investment income (a)...................   0.018    0.004    0.007    0.015    0.048    0.018    0.004    0.007    0.015
Less Distributions:
  Dividends from net investment income and
   net realized gains (a).....................  (0.018)  (0.004)  (0.007)  (0.015)  (0.048)  (0.018)  (0.004)  (0.007)  (0.015)
                                               -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of fiscal year........... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                               =======  =======  =======  =======  =======  =======  =======  =======  =======
Total Return(%)...............................    1.84     0.42     0.66     1.53     4.87     1.84     0.42     0.66     1.53
Ratios(%)/Supplemental Data:
  Operating expenses, net, to average daily
   net assets.................................    0.71     0.70     0.70     0.70     0.72     0.71     0.70     0.70     0.70
  Net investment income to average daily net
   assets.....................................    1.82     0.42     0.65     1.51     4.69     1.77     0.42     0.67     1.52
  Net assets, end of fiscal year ($ millions).   4,960    5,103    5,479    5,106    4,757        3        4        5        6


                                                                                 Money Market Fund
                                                                       Class C Shares
                                               -------- -------------------------------------------
                                                                 For the Fiscal Years Ended
                                                                         August 31
                                               -------- -------------------------------------------
                                                 2001     2005     2004     2003     2002     2001
                                               -------  -------  -------  -------  -------  -------
Net asset value, beginning of fiscal year..... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                               -------  -------  -------  -------  -------  -------
Income from Investment Operations:
  Net investment income (a)...................   0.048    0.018    0.004    0.007    0.015    0.048
Less Distributions:
  Dividends from net investment income and
   net realized gains (a).....................  (0.048)  (0.018)  (0.004)  (0.007)  (0.015)  (0.048)
                                               -------  -------  -------  -------  -------  -------
Net asset value, end of fiscal year........... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                               =======  =======  =======  =======  =======  =======
Total Return(%)...............................    4.87     1.84     0.42     0.66     1.53     4.87
Ratios(%)/Supplemental Data:
  Operating expenses, net, to average daily
   net assets.................................    0.72     0.71     0.70     0.70     0.70     0.72
  Net investment income to average daily net
   assets.....................................    4.40     1.76     0.42     0.67     1.47     4.63
  Net assets, end of fiscal year ($ millions).       4        2        4        6        6        2

----------
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.

                                     P-17                            Prospectus

Financial Highlights -- Municipal Money Market Fund
================================================================================


   The financial highlights table is intended to help you understand the performance of the Municipal Money Market Fund for the periods indicated. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and other distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                               Municipal Money Market Fund
                                                For the Fiscal Years Ended August 31,
                                             -------------------------------------------
                                               2005     2004     2003     2002     2001
                                             -------  -------  -------  -------  -------
Net asset value, beginning of fiscal year... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                             -------  -------  -------  -------  -------
Income from Investment Operations:
 Net investment income (a)..................   0.014    0.004    0.006    0.010    0.029
Less Distributions:
 Dividends from net investment income (a)...  (0.014)  (0.004)  (0.006)  (0.010)  (0.029)
                                             -------  -------  -------  -------  -------
Net asset value, end of fiscal year......... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                             =======  =======  =======  =======  =======
Total Return(%).............................    1.40     0.39     0.61     0.98     2.97
Ratios to average daily net
  assets(%) / Supplemental Data
 Operating expenses, net....................    0.69     0.68     0.67     0.68     0.69
 Net investment income......................    1.40     0.40     0.59     0.96     2.90
 Net assets, end of fiscal year ($ millions)   1,054    1,008    1,057      948      913

----------
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.

                                     P-18                            Prospectus

For More Information
================================================================================

   More information on these funds is available free upon request, including the following:

   Annual/Semiannual Reports. Provide additional information about each fund's investments, describes each fund's performance, and contains letters from the funds' President discussing recent market conditions.

   Statement of Additional Information (SAI). Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (meaning it is legally considered part of this Prospectus).

To obtain information or make an inquiry, contact Heritage Mutual Funds:

                  By mail:      P.O. Box 33022
                                St. Petersburg, Florida 33733

                  By telephone: (800) 421-4184

                  By Internet:  www.HeritageFunds.com


   These documents and other information about the funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, F Street N.E., Washington, DC 20549-2000.

   Heritage offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit www.HeritageFunds.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the Prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the Prospectus or other shareholder reports for each shareholder with the same mailing address, you should call (800) 421-4184 or send an e-mail to:
ClientServices@HeritageFunds.com.


   The funds' Investment Company and 1933 Act registration numbers are:

                Heritage Cash Trust             811-4337 2-98635
                   Money Market Fund            811-4337 2-98635
                   Municipal Money Market Fund  811-4337 2-98635

                                   Heritage
                            ASSET MANAGEMENT, INC.
                     Registered Investment Adviser -- SEC

   No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                                     P-19                            Prospectus

                           PRIVACY NOTICE TO CLIENTS
                          OF HERITAGE FAMILY OF FUNDS

   Heritage Asset Management and Heritage Family of Funds (collectively "Heritage") are committed to protecting confidentiality of the information furnished to us by our clients. We are providing you this information as required by Regulation S-P adopted by the Securities and Exchange Commission.

Information about you that we collect:
================================================================================

   We collect non-public personal information about you from the following sources: information we receive from you on applications or other forms or through our website; information about your transactions with us, our affiliates, or others; and information we may receive from a consumer reporting agency.

Our use of information about you:
================================================================================

   We may share information about you with affiliated companies of Heritage Asset Management and with parties that provide other services to us, and with certain financial institutions with whom we have joint marketing arrangements. Otherwise, we do not disclose any non-public personal information about you to anyone except as permitted by law. We follow the same policy with respect to non-public information received from all clients and former clients.

How we protect your confidential information:
================================================================================

   Heritage has policies that restrict access to non-public personal information about you to those employees who have need for that information to provide investment alternatives or services to you, or to employees who assist those who provide investment alternatives or services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

                                     PN-1                        Privacy Notice

                               HERITAGE CASH TRUST
                                MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND
                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information ("SAI") dated November 1, 2005 should be read with the Prospectus of Heritage Cash Trust-Money Market and Municipal Money Market Funds, dated November 1, 2005. This SAI is not a prospectus itself. This SAI is incorporated by reference into the funds' Prospectus. In other words, this SAI is legally part of the funds' Prospectus.

     The financial statements for the funds for the fiscal year ended August 31, 2005 are herein incorporated by reference to the funds' Annual Report to Shareholders dated August 31, 2005. To receive a copy of the Prospectus or annual and semiannual reports to shareholders, write to Heritage Asset Management, Inc. at the address below or call (800) 421-4184.


                         Heritage Asset Management, Inc.
                              880 Carillon Parkway
                          St. Petersburg, Florida 33716


                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION............................................................1
INVESTMENT INFORMATION.........................................................1
INVESTMENT LIMITATIONS.........................................................9
NET ASSET VALUE...............................................................12
INVESTING IN THE FUNDS........................................................13
INVESTMENT PROGRAMS...........................................................14
     Retirement Plans.........................................................14
     Choosing a Class of Shares...............................................14
CONVERSION OF CLASS B SHARES..................................................17
REDEEMING SHARES..............................................................17
     Receiving Payment........................................................17
     Telephone Transactions...................................................19
     Systematic Withdrawal Plan...............................................19
     Application of CDSC......................................................19
     Redemptions in Kind......................................................20
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................21
EXCHANGE PRIVILEGE............................................................22
TAXES.........................................................................22
SHAREHOLDER INFORMATION.......................................................24
TRUST INFORMATION.............................................................25
     Management of the Trust..................................................25
     Five Percent Shareholders................................................32
     Investment Adviser and Administrator.....................................32
     Subadviser...............................................................33
     Advisory and Subadvisory Agreements......................................33
     Portfolio Transactions...................................................34
     Distribution of Shares...................................................34
     Administration of the Funds..............................................36
     Potential Liability......................................................36
APPENDIX - Description of Securities Ratings...................................1

GENERAL INFORMATION

     Heritage Cash Trust ("Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985. The Trust is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of two separate investment portfolios: the Money Market Fund and the Municipal Money Market Fund (the "Municipal Fund") (each, a "fund" and collectively, the "funds"). The Money Market Fund offers two classes of shares: Class A shares that are not subject to a front-end sales charge ("Class A shares") and Class C shares offered subject to a contingent deferred sales charge ("CDSC") on redemptions made in less than one year of the holding period ("Class C shares"). The Municipal Fund offers a single class of shares only. Each fund's shares may be acquired by direct purchase or through exchange of shares of the corresponding class of other mutual funds for which Heritage Asset Management, Inc. ("Heritage") serves as investment adviser ("Heritage Mutual Funds"). Class B shares of the Money Market Fund may only be acquired through exchange from Class B shares of another Heritage Mutual Fund and dividend reinvestment.

INVESTMENT INFORMATION


     BOTH FUNDS


     The following discussion of securities and money market instruments relates to both funds. In addition to those securities and instruments discussed in the Prospectus, the funds are permitted to invest in the following:


          BANKERS' ACCEPTANCES. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the market rate of interest for a specified maturity. Maturities on bankers' acceptances that are eligible for purchase at times extend to nine months, but more commonly range from 30 to 180 days.


         The Money Market Fund may purchase bankers' acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus and undivided profits of over $100 million as of the close of their most recent fiscal year. The Municipal Fund may purchase high quality bankers' acceptances.

     COMMERCIAL PAPER.

          GENERAL.   Commercial   paper  includes   notes,   drafts  or  similar
instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.

          The Money Market Fund may invest in commercial paper, including U.S. dollar-denominated commercial paper of foreign issuers provided the paper is rated in the highest rating category ("First Tier Securities") by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated securities determined by the Trust's Board of Trustees ("Board") or, pursuant to authority delegated by the Board, by Heritage, to be of comparable quality. The fund also may invest up to 5% of its assets in securities receiving the second highest rating ("Second Tier Securities") or in unrated securities determined to be of comparable quality. The Municipal Fund may invest in prime commercial paper. See the Appendix for a description of commercial paper ratings.

          SECTION 4(2) COMMERCIAL PAPER AND RULE 144A. Section 4(2) commercial paper is commercial paper that can be purchased and sold without registration in transactions not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"). Investments in Section 4(2) commercial paper will be subject to the funds' nonfundamental 10% limitation on investments in illiquid securities, unless the Section 4(2) commercial paper can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. As permitted by Rule 144A, the Board has adopted guidelines and delegated the daily function of determining and monitoring the liquidity of securities so purchased. Because it is not possible to predict with assurance how the Rule 144A market will develop, the Board will monitor the funds' investments in Rule 144A securities, focusing on such factors as liquidity and availability of information.


          CERTIFICATES OF DEPOSIT ("CDS"). The Federal Deposit Insurance Corporation ("FDIC") is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The insurance on such deposits applies to the deposits and not to the interest earned thereon. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.


          The Money Market Fund may invest in CDs (along with demand deposits, time deposits and savings shares) under the same conditions as those related to banker's acceptances. The Municipal Fund may invest in high quality CDs.


     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. These obligations the fund will invest in are municipal securities that offer a variable and fluctuating interest rate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the purchaser to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities can enhance the ability of the purchaser to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. Variable rate securities may include participation interests in private activity bonds backed by letters of credit of FDIC member banks having total assets of more than $1 billion. The letters of credit of any single bank will not apply to variable rate obligations constituting more than 10% of the fund's total assets. Because the fund invests in securities backed by banks, changes in the credit quality of these banks could cause losses to the fund and affect its share price.

     The payment of principal and interest by issuers of certain municipal securities may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the fund's investment quality requirements. Variable rate obligations purchased by the fund may include participation interests in variable rate private activity bonds that are backed by irrevocable letters of credit or guarantees of banks.

     Purchase of a participation interest gives the fund an undivided interest in certain such bonds. The fund can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of its participation interest in the instrument, plus accrued interest, but will do so only (1) as required to provide liquidity, (2) to maintain a high quality investment portfolio or (3) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate private activity bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. The fund will not purchase a participation interest in a variable rate private activity bond unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned from the bond in which it holds a participation interest is exempt from Federal income tax. The Subadviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the fund on the basis of published financial information, rating agency reports and other research services to which the Subadviser may subscribe.

     Because variable and floating rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.


          FOREIGN BANK INVESTMENTS. Investments in foreign bank instruments, including instruments of foreign branches of domestic banks, present certain additional risks. These risks include the impact of future political and economic developments, the possible entanglement of exchange controls and/or the adoption of other governmental restrictions that might affect adversely the payment of principal and interest on such instruments. Further, there may be less publicly available information about a foreign bank than about a domestic bank.


          REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which a fund purchases securities and simultaneously commits to resell the securities to the original seller at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A fund may enter into repurchase agreements with domestic commercial banks and with registered broker-dealers that are members of a national securities exchange or market makers in U.S. Government securities and that, in the opinion of Heritage or Alliance Capital Management L.P., subadviser to the Municipal Fund (the "Subadviser"), as applicable, present minimal credit risks in accordance with guidelines established by the Board. A fund's repurchase agreements will require that the underlying security at all times have a value at least equal to the resale price. If the seller under a repurchase agreement defaults, a fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the agreement. In addition, even though the Federal Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in insolvency proceedings, a fund may incur delays and costs in selling the underlying security or may suffer a loss if the fund is treated as an unsecured creditor and is required to return the underlying security to the seller.

          REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement is a transaction with the same parties with whom the fund may enter into repurchase agreements in which the fund borrows by selling securities and agreeing to repurchase them at a mutually agreed upon price. When the fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked to market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the fund may decline below the price of the securities the fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings for the purpose of the funds' limitations on borrowing.

          SECURITIES LOANS. Securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that loans be secured continuously by collateral in cash or short-term debt obligations, marked to market daily, in an amount at least equal at all times to the value of the securities loaned plus accrued interest. The borrower pays a fund an amount equal to any interest received on the securities loaned. The fund retains all or a portion of the interest received on investments of the cash collateral or receives a fee from the borrower. The fund may call such loans in order to sell the securities involved. If a fund reinvests cash collateral, it is subject to the risk that both the reinvested collateral and the loaned securities will decline in value. In addition, in such event, it is possible that the securities loan may not be collateralized fully.


          U.S. GOVERNMENT SECURITIES. U.S. Government securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


     Certain U.S. Government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A fund will invest in securities of such instrumentalities only when Heritage is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.


          WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. These transactions are made to secure what Heritage or, for the Municipal Fund, the Subadviser, considers to be advantageous prices or yields. Settlement dates may be a month or more after entering into these transactions, and market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the funds, such as cash, U.S. Government securities or other liquid high-grade debt obligations, which will be marked to market daily, sufficient to make payment for the securities to be purchased, will be segregated by the funds' custodian on the funds' records at the trade date and maintained until the transaction settles. In when-issued and delayed-delivery transactions, a fund relies on the seller to complete the transaction. The seller's failure to perform may cause a fund to miss a price or yield considered to be advantageous.

          The funds may purchase short-term U.S. Government obligations on a when-issued or delayed-delivery basis but only for the purpose of acquiring portfolio securities consistent with their investment objectives and policies and not for investment leverage. The Money Market Fund may purchase obligations on this basis without limit. The Municipal Fund may commit up to 15% of its net assets to the purchase of when-issued securities.

     MONEY MARKET FUND

     The following  discussion  applies only to  investments by the Money Market
Fund. In addition to those securities and instruments discussed in the Prospectus and above, the Money Market Fund is permitted to invest in the following:

          ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the risk of prepayment and the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments.

          EURODOLLAR AND YANKEE CERTIFICATES. Domestic and foreign Eurodollar certificates are CDs, time deposits and bankers' acceptances issued by foreign branches of domestic banks and foreign banks, respectively. Yankee certificates are CDs, time deposits and bankers' acceptances issued by domestic branches of foreign banks. As a result of federal and state laws and regulations, domestic branches of domestic banks generally are required, among other things, to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

          Domestic and foreign Eurodollar certificates may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and governmental regulation. Such obligations may be subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may affect adversely payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or a foreign bank than a domestic bank.

          Yankee certificates may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. The deposits of state-licensed domestic branches of foreign banks may not necessarily be insured by the FDIC.

          In view of the foregoing factors associated with the purchase of domestic and foreign Eurodollar and Yankee certificates, the fund will evaluate carefully such investments on a case-by-case basis. The fund, however, may only purchase domestic Eurodollar certificates if the issuing bank has assets of at least $1 billion and capital, surplus and undivided profits of over $100 million as of its most recent fiscal year, and foreign Eurodollar certificates or Yankee certificates if the issuing bank has assets that are the equivalent of at least $2 billion as of the close of its most recent fiscal year.

          GNMA CERTIFICATES. "GNMA certificates" are securities issued by the Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA certificates differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the fund will receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because prepayment proceeds will be invested at prevailing interest rates, which may be lower than the GNMA certificates on which the prepayments were made.


          SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, a fund's shareholders indirectly bear the fund's proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.


          VARIABLE RATE DEMAND NOTES. Variable rate demand notes are short-term debt obligations whose interest rates are adjusted at periodic intervals or whenever there is a change in the market rate to which the security's interest is tied. The fund may invest in these notes under the same conditions as those related to commercial paper.


          INDUSTRY CLASSIFICATIONS. For purposes of determining industry classifications, the Money Market Fund will rely primarily upon classifications published by Bloomberg L.P. If Bloomberg L.P. does not have an industry classification for a particular security or the industry designated no longer appears reasonable, Heritage may designate an appropriate Bloomberg L.P. industry classification. In addition, if any Bloomberg L.P. classifications are determined by Heritage to be so broad that the primary economic characteristics of issuers within a single class are materially different, the Money Market Fund will classify issuers within that class according to the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC").

     MUNICIPAL FUND

     The following discussion applies only to investments by the Municipal Fund. In addition to those securities and instruments discussed in the Prospectus and above under the "Both Funds", the Municipal Fund is permitted to invest in the following:


          ALTERNATIVE MINIMUM TAX. "AMT-Subject Bonds" are tax-exempt municipal securities the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT"). Such bonds have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. AMT-Subject Bonds generally are limited obligations of the issuer, supported only by payments from private business entities that use the facilities financed by the bonds (and the pledge, if any, of the real and personal property so financed as security for such payment) and not by the full faith and credit or taxing power of the state or any governmental subdivision (often referred to as "private activity bonds"). The fund may invest without limit in AMT-Subject Bonds. It is not possible to provide specific details on each of these obligations in which the fund's assets may be invested.

          MUNICIPAL SECURITIES. Municipal securities include municipal notes, such as tax anticipation and revenue bonds, that generally have maturities of one year or less and short-term municipal bonds. Municipal notes are usually issued in anticipation of various seasonal revenues, bond anticipation notes and tax-exempt commercial paper. Short-term municipal bonds may be general obligation bonds that are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which generally are paid from the revenues of a particular facility or a specific excise or other source.

          The yields on municipal securities are dependent on a variety of factors, including the general condition of the money, municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and generally are subject to greater price movements than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments. The fund normally invests at least 80% of its net assets in municipal securities, and all municipal securities purchased by the fund will be rated within the two highest quality ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's ("S&P") or, if unrated, judged by the Board or, pursuant to authority delegated by the Board, by the Subadviser to be of comparable quality and meet credit standards applied by the Subadviser. See the Appendix for a description of securities ratings.

          The achievement of the fund's objective is dependent in part on the continuing ability of the issuers of municipal securities in which the fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities have not been subject to registration with the SEC, although there have been proposals that would require registration in the future. The fund generally will hold securities to maturity rather than follow a practice of trading. However, the fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in securities markets. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress or state legislatures or referenda extending the time for payment of principal and/or interest or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There also is the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The income generated by the fund's investments in municipal securities may not be tax exempt, in whole or in part, in certain jurisdictions.

          STANDBY COMMITMENTS. Standby commitments are municipal securities combined with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. The right to resell and the aggregate price for securities with a standby commitment may be higher than the price that otherwise would be paid. The primary purpose of this practice is to permit the fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the fund acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Because the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the fund will enter into standby commitment transactions only with municipal securities dealers that are determined by the Subadviser to present minimal credit risks. The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities that continue to be valued in accordance with the amortized cost method. Standby commitments are valued by the fund at zero in determining net asset value. If the fund pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the fund's investment portfolio of securities. The fund does not expect to invest more than 5% of its net assets in standby commitments.

          TAXABLE SECURITIES. The fund may invest up to 20% of its total assets in money market securities, the interest on which is taxable, when such action is deemed to be in the best interests of shareholders. Such taxable money market securities are limited to remaining maturities of 397 days or less at the time of investment, and the fund's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by the fund are limited to: marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; repurchase agreements involving such securities; CDs, banker's acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and that are members of the FDIC; and commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 by Moody's or, if not rated, deemed by the Board or, pursuant to authority delegated by the Board, by the Subadviser to be of equal quality.



INVESTMENT LIMITATIONS

     FUNDAMENTAL POLICIES

     In addition to the limits disclosed in "Investment Information" above and the investment limitations described in the Prospectus, the funds are subject to the following investment limitations. The following limitations are fundamental policies of the funds and may not be changed without the vote of a majority of the outstanding voting securities of the funds. In addition to the limitations below, the investment objective of each fund is a fundamental policy and may not be changed without the vote of a majority of the outstanding voting securities of each fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     MONEY MARKET FUND AND MUNICIPAL FUND

     The following discussion relates to the fundamental policies of both funds.

          INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. The funds may not invest in commodities, commodity contracts, oil, gas or other mineral programs or real estate, except that each may purchase money market instruments issued by companies that invest in or sponsor such interests.

          UNDERWRITING. The funds may not engage in the underwriting of money market instruments issued by others except as a fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

          LOANS. The funds may not engage in lending activities. However, this policy does not apply to securities lending and repurchase agreements. The Money Market Fund may not make secured loans of its portfolio securities amounting to more than 25% of its total assets.

          BORROWING MONEY. The funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. A fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling a fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, a fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. When effecting reverse repurchase agreements, fund assets, in an amount sufficient to make payment for the obligations to be purchased, will be segregated by the borrowing fund's custodian and on the fund's records, upon execution of the trade, and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, a fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed funds will not be available for investment. Each fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.

     MONEY MARKET FUND

     The following discussion relates to the fundamental policies of the Money Market Fund.

          DIVERSIFICATION. The fund may not invest more than 5% of its total assets in First Tier Securities of any one issuer other than the U.S. Government, its agencies and instrumentalities; however, the fund may invest more than 5% of its total assets in First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof provided that the fund may not make more than one investment in accordance with the foregoing provision at any time. The fund may not invest more than (1) the greater of 1% of its total assets or $1 million in securities issued by any single issuer of Second Tier Securities; and (2) 5% of its total assets in Second Tier Securities. The fund also may not purchase more than 10% of any class of securities of any issuer. All debt securities of an issuer are considered as one class.

          ILLIQUID SECURITIES. The fund may not commit more than 10% of its net assets to illiquid obligations, including repurchase agreements with maturities longer than seven days, certain time deposits and securities that are restricted as to disposition under the Federal securities laws.

          CONCENTRATION. The fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its net assets would be invested in any one industry. However, the fund may invest up to 100% of its assets in domestic bank obligations and obligations of the U.S. Government, its agencies and instrumentalities, provided that it may not invest more than 25% of its net assets in (1) domestic Eurodollar certificates, unless the domestic parent would be unconditionally liable if its foreign branch failed to make payments on such instruments, and (2) Yankee certificates, unless the branch issuing such instrument is subject to the same regulation as U.S. banks.

          ISSUING SENIOR SECURITIES. The fund may not issue senior securities, except as permitted by the investment objective, policies and investment limitations of the fund.

     MUNICIPAL FUND

     The following discussion relates to the fundamental policies of the Municipal Fund.

          DIVERSIFICATION. The fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in money market instruments of any one issuer other than the U.S. Government, its agencies or instrumentalities. The fund may not purchase more than 10% of any class of voting securities of any issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          ILLIQUID SECURITIES. The fund may not commit more than 15% of its net assets to illiquid obligations, including repurchase agreements with maturities longer than seven days, certain time deposits, and securities that are restricted as to disposition under the Federal securities law. However, as a matter of nonfundamental investment policy, the fund will not commit more than 10% of its net assets to such illiquid securities.

          CONCENTRATION. The fund will not purchase instruments if as a result of such purchase more than 25% of the value of its net assets would be invested in any one industry, provided that for purposes of this policy (1) there is no limitation with respect to tax-exempt municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, certificates of deposit, banker's acceptances and interest-bearing savings deposits issued by domestic banks and (2) consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction, the fund will regard the entity that has the primary responsibility for making payment of principal and interest as the issuer.

          ISSUING SENIOR SECURITIES. The fund may not issue senior securities. However, this policy does not apply to investment policies otherwise permitted by the fund, such as making securities loans, borrowing money and engaging in repurchase agreements and reverse repurchase agreements.

     NONFUNDAMENTAL POLICIES

     The funds have adopted the following additional restrictions that are nonfundamental policies and may be changed by the Board without shareholder approval in compliance with applicable law, regulation or regulatory policy.

          SELLING SHORT AND BUYING ON MARGIN. The funds may not sell any money market instruments short or purchase any money market instruments on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

          INVESTING IN NEW ISSUERS. Neither fund may invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operation.

          DEALING IN PUTS AND CALLS. The funds may not invest in puts, calls, straddles, spreads or any combination thereof.

          PLEDGING SECURITIES. The funds may not pledge any securities except to secure permitted borrowings, and then only in amounts not to exceed 10% of a fund's total assets.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

NET ASSET VALUE


     The net asset value per share for each class of the Money Market Fund and for each share of the Municipal Fund is determined daily as of the close of regular trading (typically 4 P.M. Eastern time) on the New York Stock Exchange (the "NYSE"), each day the NYSE is open for business, or such other time as designated by a fund if, as described below, the fund accepts orders on days when the NYSE is closed. The NYSE normally is open for business Monday through Friday except the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


     The funds are open for business on days on which the NYSE is open (each a "Business Day"). In certain limited circumstances, a fund, in its discretion, may designate other days as a Business Day on which it will accept purchases and redemptions (but typically not exchanges between a fund and other Heritage Mutual Funds). Each fund determines its net investment income for dividend purposes once each Business Day immediately prior to the determination of its net asset value. Each determination of net investment income includes all accrued interest on portfolio investments of the fund, less all accrued expenses of the fund. (A fund will not have unrealized gains or losses so long as it values its instruments by the amortized cost method.) Realized gains and losses are reflected in a fund's net asset value and are not included in net investment income. All of a fund's net investment income is declared as dividends daily.

     Each fund will seek to stabilize the net asset value per share of its class(es) at $1.00 by use of the amortized cost method of valuation, which the Board has determined is the best method for determining the value of portfolio instruments. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premiums or accumulation of discounts rather than at current market value. The Board periodically assesses the continued use of this valuation method and, if necessary, will consider valuing fund assets at their fair value as determined in good faith by the Board.

     A fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Rule 2a-7 requires the Board to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     Rule 2a-7 requires that a fund limit its investments to instruments that, in the opinion of the Board, present minimal credit risk and are of high quality as determined by any major rating agency. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires a fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by a fund. For these purposes, each fund treats variable rate securities as maturing on the date of their next scheduled rate adjustment and instruments purchased subject to repurchase agreements as maturing as of the date that the repurchase is to be made. Should the disposition of a portfolio security result in a fund's dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

     It is the funds' usual practice to hold portfolio securities to maturity and realize the instruments' stated full value, unless Heritage or, in the case of the Municipal Fund, the Subadviser, determines that sale or other disposition is appropriate in light of a fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

     In periods of declining interest rates, the indicated daily yield on shares of a fund, computed by dividing the annualized daily income on the fund's portfolio by the net asset value as computed above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on shares of a fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

     The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the NYSE is closed other than for the customary weekend and holiday closings, (2) during which trading on the NYSE is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets or (4) for such other periods as the SEC may by order permit for the protection of shareholders.

INVESTING IN THE FUNDS

     Class A shares and Class C shares of the Money Market Fund and shares of the Municipal Fund are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of a fund are explained in the Prospectus under "How to Invest." Class B shares are no longer offered for sale. However, Class B shares may continue to be acquired through exchange from Class B shares of another Heritage mutual fund and dividend reinvestment.


     For customers of Raymond James & Associates, Inc. ("RJA" or the "Distributor") or its affiliates who chose to invest in a fund, credit balances will be invested automatically ("sweep"). Credit balances arising from deposits made prior to the daily cashiering deadline (which varies according to branch location of the customer's account) will be credited to the brokerage account on the day of receipt. Deposits made after the daily cashiering deadline of the Distributor's office in which the deposit is made will be credited to the brokerage account on the next business day following the day of deposit. All deposits are subject to RJA's cash availability policy before they are eligible to sweep.


INVESTMENT PROGRAMS

     The options below allow you to invest continually in either fund at regular intervals.

     RETIREMENT PLANS (MONEY MARKET FUND ONLY)


     HERITAGE IRA. An individual who earns compensation and has not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited deductible contributions to an IRA through the purchase of shares of the Money Market Fund and/or other Heritage Mutual Funds ("Heritage IRA"). The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to a maximum of $4,000 for single persons and $8,000 if such contributions also are made for a nonworking spouse and a joint return is filed. Individuals who are age 50 or over by the end of any year may make additional special "catch-up" contributions up to a maximum of $500 ($1,000 for 2006) per year. These limits apply only to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below a certain level; however, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the amounts specified above. In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish a Roth IRA; although contributions to this type of account are nondeductible, withdrawals from it will not be taxable under certain circumstances. A separate agreement is required to establish a Heritage IRA. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from section 403(b) annuity plans. For more detailed information on a Heritage IRA, please contact Heritage.


     OTHER RETIREMENT PLANS. Shares of the Money Market Fund may be purchased as an investment for self-directed IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLEs") and other retirement plan accounts. Shares of the fund also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity. It will not be advantageous to hold shares of the Municipal Fund in an IRA or other retirement plan.

     CHOOSING A CLASS OF SHARES.

     If you are investing directly in the Money Market Fund, you can choose from two classes of fund shares, Class A shares and Class C shares. Class B shares are no longer offered for sale but may continue to be acquired through exchange from the Class B shares of another Heritage Mutual Fund and dividend reinvestment. The Municipal Fund offers only a single class of shares, which has the same characteristics of the Class A shares of the Money Market Fund. The primary purpose for investing in Class B or Class C shares is to take advantage of the Money Market Fund exchange privilege into Class B or Class C shares of another Heritage Mutual Fund. If you do not intend to exchange Money Market Fund shares for Class B or Class C shares of another Heritage Mutual Fund, then you should purchase Class A shares. If you do intend to exchange such shares, you should decide which class to choose carefully based on:

     o    the amount you wish to invest,
     o    the different sales charges that apply to each share class,
     o    whether you qualify for any reduction or waiver of sales charges,
     o    the length of time you plan to keep the investment, and
     o    the class expenses.


     CLASS A SHARES (MONEY MARKET FUND AND MUNICIPAL FUND). You may purchase Class A shares at net asset value with no initial sales charge when you purchase shares of the fund or be subject to a contingent deferred sales charge ("CDSC") when you sell your shares under certain circumstances. Class A shares are subject to ongoing Rule 12b-1 fees of up to 0.15% of their average daily net assets. This Rule 12b-1 fee is the same for Class B and Class C shares.


     If you choose to invest in Class A shares, you will pay a sales charge only if you exchange your shares for Class A shares of another Heritage Mutual Fund. However, if the shares being exchanged were themselves acquired by the exchange of another Heritage Mutual Fund, then no initial sales charge would be imposed.

     If you buy $1 million or more of Class A shares of another Heritage Mutual Fund, Heritage may pay from its own resources to the Distributor up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter. In addition, Heritage will retain Rule 12b-1 fees for an 18-month period. However, if you redeem those shares within that period you may be subject to a 1% CDSC. The 18-month period is calculated based on the period of time Class A shares were held in another Heritage Mutual Fund; any time during which you held shares of a money market fund will not be counted for purposes of calculating the CDSC. The CDSC imposed on redemptions of these shares will be calculated based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC may be waived as described below.

     Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus of the Heritage Mutual Funds.


     CLASS B SHARES (MONEY MARKET FUND). Class B shares are no longer offered for sale, however, shares may continue to be acquired through exchange from Class B shares of another Heritage Mutual Fund and dividend reinvestment. If you sell shares within 6 years of purchase, you may be required to pay a CDSC at the time of sale of up to 5.00%. You would not have to pay a CDSC when you sell your shares if you initially purchased Class B shares of the Money Market Fund and never exchanged those shares for Class B shares of another Heritage Mutual Fund. Class B shares are subject to ongoing Rule 12b-1 fees of up to 0.15% of their average daily net assets. This Rule 12b-1 fee is the same for Class A and Class C shares.

     If you have invested in Class B shares of a Heritage Mutual Fund (except money market funds), you may pay a sales charge if you sell those shares within 6 years of purchase. The 6-year period is calculated based on the period of time Class B shares were held in another Heritage Mutual Fund; any time those shares were held in the Money Market Fund will not be counted for purposes of calculating the CDSC. The CDSC imposed on sales of Class B shares will be calculated by multiplying the original purchase cost or the current market value of the shares being sold, whichever is less, by the percentage shown on the following chart. The CDSC will decline at the anniversary of your purchase. The longer you hold the shares, the lower the rate of the CDSC. The CDSC may be waived as described below.

     --------------------------------------------------------------------------
                            CLASS B DEFERRED CHARGES
     Redemption During                   CDSC on shares being sold
     -----------------                   -------------------------
     1st year                                       5%
     --------------------------------------------------------------------------
     2nd year                                       4%
     --------------------------------------------------------------------------
     3rd year                                       3%
     --------------------------------------------------------------------------
     4th year                                       3%
     --------------------------------------------------------------------------
     5th year                                       2%
     --------------------------------------------------------------------------
     6th year                                       1%
     --------------------------------------------------------------------------
     After 6 years                                  0%
     --------------------------------------------------------------------------

     As described below, Class B Shares automatically convert to Class A Shares after a specified holding period.

     CLASS C SHARES (MONEY MARKET FUND). You may purchase Class C shares at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than 1 year after purchase, you may pay a CDSC at the time of sale of 1.00%. You would not have to pay a CDSC when you sell your shares if you initially purchased Class C shares of the Money Market Fund and never exchanged those shares for Class C shares of another Heritage Mutual Fund. Class C shares are subject to ongoing Rule 12b-1 fees of up to 0.15% of their average daily net assets. This Rule 12b-1 fee is the same for Class A and Class B shares. Class C shares do not convert to any other class of shares.

     For purpose of determining the CDSC, the 1-year period is calculated based on the period of time Class C shares were held in another Heritage Mutual Fund; any time you held Class C shares of the Money Market Fund will not be counted for purposes of calculating the CDSC. The CDSC imposed on sales of Class C shares will be calculated based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC may be waived as described below.

     SALES CHARGE REDUCTIONS AND WAIVERS

     We offer ways to reduce or eliminate the CDSC on Class A, Class B and Class C shares. If you think you are eligible, contact Heritage or your financial advisor for further information.

     CDSC WAIVERS. The CDSC for Class A, Class B and Class C shares currently is waived if the shares are sold:

     o    to make certain distributions from retirement plans,
     o because of shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse),

     o to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan, or
     o to close out shareholder accounts that do not comply with the minimum balance requirements.

CONVERSION OF CLASS B SHARES

     Class B shares of the Money Market Fund automatically will convert to Class A shares of that fund, based on the relative net asset values per share of the two classes (normally $1.00 for each Class), eight years after the end of the calendar month in which the shareholder's order to purchase the Class B shares was accepted. For these purposes the date of purchase order acceptance means (1) the date on which the Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. Any time those shares were held in the Money Market Fund will not be counted for purposes of calculating the holding period. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account also will convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends.

     The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends paid on Class A shares and Class B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond eight years from the date of purchase. Heritage has no reason to believe that this condition for the availability of the conversion feature will not be met.

REDEEMING SHARES

     RECEIVING PAYMENT

     If a request for redemption is received by a fund before the closing of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on a Business Day, or such other day designated by a fund if, in its discretion, the fund accepts redemptions on days when the NYSE is closed, the shares will be redeemed at the net asset value per share determined as of 4:00 p.m. Eastern time, minus any applicable CDSC. Requests for redemption received by the fund after 4:00 p.m. Eastern time will be executed at the net asset value determined as of 4:00 p.m. Eastern time on the next Business Day, minus any applicable CDSC. Each fund reserves the right to accept and execute orders to redeem at such other time as designated by the fund if it accepts orders on days when the NYSE is closed.

     If shares of a fund are redeemed by a shareholder through the Distributor, a participating dealer or participating bank ("Financial Advisor"), the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received in good order (as described below) before the close of regular trading on the NYSE, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSC. Requests for redemption received after the close of regular trading on the NYSE will be executed on the next trading day. Payment for shares redeemed normally will be made by the fund to the Distributor or a Financial Advisor the next business day.

     Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of fund shares can be directed to the Distributor, a Financial Advisor or to Heritage.

     A redemption request will be considered to be received in "good order" if:

     o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

     o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

     o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

     o the signatures on any written redemption request of $50,000 or more have been guaranteed by a participant in our medallion signature guarantee programs (STAMP, SEMP).

     The Trust has the right to suspend redemption or postpone payment at times when the NYSE is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSC, after the suspension is lifted. If a redemption check remains outstanding after six months, Heritage reserves the right to redeposit those funds into your account.

     TELEPHONE TRANSACTIONS

     Shareholders may redeem shares by placing a telephone request to either fund. The Trust, Heritage, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Trust, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

     SYSTEMATIC WITHDRAWAL PLAN

     Shareholders may elect to make systematic withdrawals from a fund account on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an IRA, section 403(b) annuity plan, defined contribution plan, SEP or other retirement plan, unless the shareholder establishes to Heritage's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage.

     Redemptions will be made at net asset value determined as of the close of regular trading on the NYSE on a day of each period selected by the shareholder, or such other day designated by a fund, if, in its discretion, the fund accepts redemptions on days when the NYSE is closed. Systematic withdrawals of Class A shares may be charged a CDSC of 1% if such shares were acquired by exchange from the same class of another Heritage Mutual Fund and held for less than 18 months excluding the time such shares were held in a money market fund, which is deemed a Class A share holding period. Systematic withdrawals of Class B shares may be charged a CDSC based on the amount of time such Class B shares were held in a Heritage Mutual Fund, excluding the time such shares were held in the Money Market Fund, which is deemed a Class B share holding period. Systematic withdrawals of Class C shares may be charged a CDSC of 1% if such shares were held for less than one year, which is deemed a Class C share holding period. If the NYSE is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the NYSE on the following Business Day, minus any applicable CDSC. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. Each fund, Heritage as transfer agent, and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

     APPLICATION OF CDSC

     To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends and other distributions. However, any period of time you held shares of a Heritage money market fund will not be counted for purposes of calculating the CDSC. Shares of the funds obtained through an exchange from another Heritage Mutual Fund are subject to any applicable CDSC due at redemption.

     The CDSC currently is waived for: (1) any partial or complete redemption in connection with a distribution without penalty under section 72(t) of the Code from a qualified retirement plan, including a self-employed individuals retirement plan (a so-called "Keogh Plan") or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in section 72(m)(7) of the
Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by a Fund of shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSC described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians' certificates.

     REDEMPTIONS IN KIND

     Each fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments and selling them before their maturity could receive less than the redemption value thereof and could incur certain transaction costs.



     DISCLOSURE OF PORTFOLIO HOLDINGS

     The funds' policy is to protect the confidentiality of information relating to portfolio holdings and to prevent the selective disclosure of nonpublic information. To this extent, neither the funds or Heritage will provide portfolio holdings information to any individual, investor or other person unless specifically authorized by the funds' Chief Compliance Officer ("CCO") or as described below.

     Each fund's top 20 portfolio holdings will be posted on the funds' website no earlier than 5 business days after a calendar month's end and the full portfolio holdings (security name and percentage of total net assets) will be posted no earlier than 5 business days after a calendar quarter's end and will be available upon request to the funds' shareholders. In addition, each fund's portfolio holdings are reported on Form N-Q for its first and third fiscal quarter and are reported on Form N-CSR for its semi-annual and annual periods. See the Prospectus under "Account and Transaction Policies" for more information regarding public disclosure of the funds' portfolio holdings.

     The funds' Board of Trustees, officers and certain Heritage employees, including fund accounting, compliance, administration personnel and members of certain Heritage committees or groups, have regular access to the funds' portfolio holdings. In addition to being subject to the prohibitions regarding disclosure of, and trading on non-public information described in Heritage's code of ethics, all Heritage personnel must annually certify to compliance with the funds' policy. Most specifically, Heritage's Code of Ethics prohibits employees from revealing non-public information other than to: (1) persons whose responsibilities require knowledge of the information; (2) regulatory authorities who have appropriate jurisdiction with respect to such matters: or
(3) third parties who utilize such information for ratings or performance analysis. The CCO may approve access to the funds' portfolio holdings by other persons in Heritage for a limited period of time upon determining that the access is in the best interest of the funds' shareholders.

     The funds' Subadvisers also have regular access to the funds' portfolio holdings and must protect the confidentiality of the funds' portfolio holdings. The funds, Heritage and the Subadvisers are prohibited from entering into any arrangement to disclose the funds' portfolio holdings for compensation or any other type of consideration.

     The CCO may provide an entity ("Authorized Service Provider") with access to a fund's portfolio holdings more frequently than is publicly available after a determination by the CCO that such access serves a legitimate business purpose. An Authorized Service Provider may not receive portfolio holdings information unless it signs a confidentiality agreement. An Authorized Service Provider may include the Funds' subadvisers and custodian.

     Pursuant to arrangements with third-party vendors, Heritage provides the funds' portfolio holdings information to the Distributor, Lipper Analytical Services Corporation, Morningstar, Bloomberg, Standard & Poors, Thompson Financial Services, Inc., and Vickers on a daily, monthly or quarterly basis subject to confidentiality agreements unless the information is publicly available. Public information received by third-party vendors is available no earlier than 5 days after calendar month or quarter end.

     The CCO will assess each ad hoc request for access on a case-by-case basis. Each request and the CCO's response will be documented in writing, provided to Heritage's compliance department for approval and posted on the funds' website. The CCO will send a response to the person making an ad hoc request at least one day after it is posted on the funds' website. All ad hoc disclosure requests will be reported to the funds' Board at its next meeting.

     In the event portfolio holdings disclosure made pursuant to the Policy present a conflict of interest between the funds' shareholders and Heritage, a Subadviser, the Distributor or any affiliated person of the funds, the disclosure will not be made unless a majority of the Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure.

     The CCO will make an annual report to the funds' Board on the operation and effectiveness of the Policy and any changes thereto. In addition, the Board will receive any interim reports that the CCO may deem appropriate.


EXCHANGE PRIVILEGE

     Shareholders may exchange some or all of their Class A shares, Class B shares or Class C shares for shares of the corresponding classes of any other Heritage Mutual Fund. Exchanges of Class A shares that have not been subject to a front-end sales charge will be subject to a sales charge upon exchange. No CDSC is imposed when Class B shares and Class C shares are exchanged for the corresponding class of shares of other Heritage Mutual Funds, although shares that have not been subject to a holding period will be subject to such holding period upon exchange. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's prospectus or (2) a telephone request for such exchange in accordance with the procedures set forth in the prospectus and below.

     Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "Telephone Transactions."

     Telephone exchanges can be effected by calling Heritage at 800-421-4184 or by calling a Financial Advisor. In the event that a shareholder or his Financial Advisor is unable to reach Heritage by telephone, a telephone exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention:
Shareholder Services. Telephone or telegram requests for an exchange received by a fund before 4:00 p.m. Eastern time will be effected at 4:00 p.m. Eastern time on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

TAXES

     GENERAL. Each fund is treated as a separate corporation for Federal tax purposes and intends to continue to qualify for favorable tax treatment as a regulated investment company under the Code ("RIC"). To do so, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income and the excess of net short-term capital gain over net long-term capital loss, if any, determined without regard to the dividends-paid deduction) plus, in the case of the Municipal Fund, its net interest income excludable from gross income under section 103(a) of the Code, and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer.


     By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If either fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions that otherwise would qualify as "exempt-interest dividends" described under "Municipal Fund" below, as dividends to the extent of the fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, all or part of those dividends may be subject to a maximum federal income tax rate of 15%). In addition, a fund could be required to pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


     Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


     Shareholders (except qualified retirement plans and accounts and other tax-exempt investors in the Money Market Fund) will be subject to Federal and possible state and local income tax on taxable dividends, whether received as cash or in additional fund shares. No portion of any dividend paid by either fund is eligible for the dividends-received deduction available to corporations or the 15% maximum federal income tax rate applicable to dividends that individuals receive through 2008. Because each fund invests primarily for income and normally holds portfolio instruments to maturity, neither fund is expected to realize long-term capital gains. Shareholders should consult their own tax advisers regarding the status of their investment in either fund under state and local tax laws.

     TAXES RELATING TO MUNICIPAL FUND. Dividends the Municipal Fund pays will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if it satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); the Municipal Fund intends to continue to satisfy this requirement. The aggregate amount the Municipal Fund designates for any year as exempt-interest dividends may not exceed its excludable interest for the year less certain amounts disallowed as deductions.


     Interest on indebtedness incurred or continued by a shareholder to purchase or carry Municipal Fund shares is not deductible for Federal income tax purposes.

     Tax-exempt interest attributable to certain private activity bonds ("PABs"), including a proportionate part of the exempt-interest dividends the Municipal Fund pays, is an item of tax preference for purpose of the AMT. Exempt-interest dividends a corporate shareholder receives also may be indirectly subject to the AMT without regard to whether the Municipal Fund's tax-exempt interest was attributable to those bonds. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing Municipal Fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from Federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in his trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.


     If the Municipal Fund invests in any instruments that generate taxable income, under the circumstances described in the funds' Prospectus, the portion of any dividends attributable to the interest earned thereon will be taxable to that fund's shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if the Municipal Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral Federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any of these categories should consult its tax adviser concerning its investment in Municipal Fund shares.


     The exemption of certain interest income for Federal income tax purposes does not necessarily result in exemption thereof under the income or other tax laws of any state or local taxing authority. A shareholder of the Municipal Fund may be exempt from state and local taxes on distributions of interest income derived from obligations of the state and/or municipalities of the state in which he or she is a resident but generally will be taxed on income derived from obligations of other jurisdictions.

SHAREHOLDER INFORMATION

     Each share of a fund gives the shareholder one vote in matters submitted to shareholders for a vote, except that, in matters affecting only one fund, only shares of that fund are entitled to vote. Each class of shares of the Money Market Fund has equal voting rights, except that, in matters affecting only a particular class, only shares of that class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

TRUST INFORMATION

     MANAGEMENT OF THE TRUST

     BOARD OF TRUSTEES. The business affairs of each fund are managed by or under the direction of the Trust's Board. The Trustees are responsible for managing the funds' business affairs and for exercising all the funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or a two-thirds vote of the outstanding Trust's shares.

     BACKGROUND OF TRUSTEES AND OFFICERS. The following is a list of the Trustees and officers of the Trusts with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), Raymond James & Associates, Inc. ("RJA") or Heritage, the length of service to the Trust, and the position, if any, that they hold on the board of directors/trustees of companies other than the Trust. EACH TRUSTEE OF THE TRUST ALSO SERVES AS TRUSTEE ON THE BOARDS OF FOUR OTHER INVESTMENT COMPANIES IN THE HERITAGE MUTUAL FUND COMPLEX: HERITAGE CAPITAL APPRECIATION TRUST, HERITAGE GROWTH AND INCOME TRUST, HERITAGE INCOME TRUST, AND HERITAGE SERIES TRUST, CONSISTING OF A TOTAL OF TWELVE PORTFOLIOS.


                                        Position, Term of
                                      Office and Length of    Principal Occupation During Past          Other
Name, Address and Age                      Time Served                    Five Years                Directorships
---------------------                  -------------------    --------------------------------      -------------
AFFILIATED TRUSTEES:                 TERM: Lifetime of Trust
                                     until removal,
                                     resignation or
                                     retirement**

Thomas A. James* (63)                Trustee since 1985       Chairman of the Board since 1986;       Outback
880 Carillon Parkway                                          Chief Executive Officer of RJF          Steakhouse,
St. Petersburg, FL  33716                                     since 1969; Chairman of the Board       Inc.
                                                              of RJA since 1986; Chairman of
                                                              the Board of Eagle Asset
                                                              Management, Inc. ("Eagle")
                                                              since 1984.

Richard K. Riess* (56)               President since 2000     Executive Vice President and            N/A
880 Carillon Parkway                 and Trustee since 1985   Managing Director for Asset
St. Petersburg, FL  33716                                     Management of RJF since
                                                              1998; Chief Executive
                                                              Officer of Eagle since 1996;
                                                              Chief Executive Officer of
                                                              Heritage since 2000;

INDEPENDENT TRUSTEES:                TERM:  Lifetime of
                                     Trust until
                                     removal,
                                     resignation or
                                     retirement**

C. Andrew Graham (65)                Trustee since            First Financial Advisors,               N/A
880 Carillon Parkway                 1985                     LTD & Graham Financial
St. Petersburg, FL 33716                                      Partners, LLC (financial
                                                              planning, insurance and
                                                              investment services) since
                                                              1999; Representative of
                                                              NFP Securities, Inc. since
                                                              2002; Representative of
                                                              Multi-Financial Securities
                                                              Corp. (broker-dealer) 1996
                                                              to 2001;


Keith Jarrett (57)                   Trustee since 2005       President, KBJ, LLC                     Penn Virginia
880 Carillon Parkway                                          (investment company)                    Resources,
St. Petersburg, FL 33716                                      since 2001; Principal,                  MLP since
                                                              Rockport Funding, LLC (                 2002
                                                              specialty finance), and
                                                              Ajax Partners
                                                              (investment partnership)
                                                              since 2003; Corporate
                                                              Strategic Adviser,
                                                              Vestmark, Inc. (software
                                                              company) since 2003,
                                                              Radianz America, Inc.
                                                              (financial services
                                                              information technology)
                                                              since 2004, and Source
                                                              Media, Inc. (specialty
                                                              financial publishing)
                                                              1997-2001; President and
                                                              CEO, TF Ventures
                                                              (information technology),
                                                              1998-2001.

William J. Meurer (62)               Trustee since 2003       Private financial consultant            Board of
880 Carillon Parkway                                          since September 2000; Board             Directors of Cerebit
St. Petersburg, FL  33716                                     of Directors of Tribridge               Security Application,
                                                              Consulting, Inc. (business              Inc.  since
                                                              consulting services) since              2005;
                                                              2000; Board of Trustees,                Advisory
                                                              Baycare Health Care and St.             Board of
                                                              Joseph's-Baptist Health Care            Approva
                                                              since 2000; Advisory Board,             Corporation
                                                              Bisk Publishing, Inc.                   since 2005;
                                                              (distance learning provider)            Board of Trustees of
                                                              since 2000.                             BayCare
                                                                                                      Health
                                                                                                      Systems since
                                                                                                      2004;
                                                                                                      Sykes
                                                                                                      Enterprises,
                                                                                                      Incorporated
                                                                                                      (inbound call
                                                                                                      systems) since
                                                                                                      2000

James L. Pappas (62)                 Trustee since 1989       Lykes Professor of Banking              N/A
880 Carillon Parkway                 Lead Independent         and Finance since 1986 at
St. Petersburg, FL  33716            Trustee since 2003       University of South Florida;
                                                              President, Graduate School
                                                              of Banking 1995 - 2005;
                                                              Immediate past trustee and
                                                              Chairman of the Board,
                                                              Tampa Museum of Art.

David M. Phillips (66)               Trustee since            Chief Executive Officer,                N/A
880 Carillon Parkway                 1985                     Evare LLC (information
St. Petersburg, FL  33716                                     services); Chairman
                                                              Emeritus of CCC
                                                              Information Services, Inc.;
                                                              Executive in Residence,
                                                              University of North
                                                              Carolina-Wilmington, 2000
                                                              to 2003.

Eric Stattin (72)                    Trustee since 1987       Private investor since 1988.
880 Carillon Parkway
St. Petersburg, FL 33716

Deborah L. Talbot (55)               Trustee since 2002       Consultant/Advisor;                     N/A
880 Carillon Parkway                                          Member, Academy of Senior
St. Petersburg, FL  33716                                     Professionals, Eckerd
                                                              College since 1998;
                                                              Member, Dean's Advisory
                                                              Board College of Arts and
                                                              Sciences, University of
                                                              Memphis since 2002;
                                                              Founder, Chairman of the
                                                              Board, Creative Tampa Bay
                                                              since 2003.

OFFICERS:                            TERM:  One year

K.C. Clark (46)                      Executive Vice           Executive Vice President and            N/A
880 Carillon Parkway                 President and            Chief Operating Officer of
St. Petersburg, FL 33716             Principal                Heritage since 2000; Chief
                                     Executive Officer        Compliance Officer of
                                     since 2000               Heritage 2004 to 2005,
                                                              Chairman Board of Trustees,
                                                              University of West Florida since
                                                              2005, Trustee, University of
                                                              West Florida 2001 to 2005.

H. Peter Wallace (61)                Vice President           Senior Vice President and               N/A
880 Carillon Parkway                 since 1993               Director Fixed Income
St. Petersburg, FL 33716                                      Investments of Heritage
                                                              since 1993.

Andrea N. Mullins (38)               Treasurer since 2003;    Treasurer and Vice President            N/A
880 Carillon Parkway                 Principal Financial      -Finance of Heritage since
St. Petersburg, FL  33716            Officer and Secretary    2003; Vice President, Fund
                                     since 2004               Accounting of Heritage 1997
                                                              to 2003.


-------------------------------
* Messrs. James and Riess are "interested" persons of the Trust as that term is defined by the 1940 Act. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

** The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000.



     The Trust has an Audit Committee, consisting of Messrs. Jarrett, Meurer, Pappas and Stattin. The members of the Audit Committee are not "interested" persons of the Trust ("Independent Trustees") (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors and independent consultants of the results of audits; and addressing any other matters regarding audits and financial statements. The Audit Committee met six times during the last fiscal year.

     The Trust also has a Nominating Committee, consisting of Messrs. Graham, Jarrett, Meurer, Pappas, Phillips, Stattin and Ms. Talbot, each of whom is an independent Trustee. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The

Nominating Committee met one time during the last fiscal year. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders.

     The Trust also has a Compliance Committee, consisting of Ms. Talbot and Messrs. Graham and Phillips, each of whom is an Independent Trustee. Ms. Talbot serves as Chairwoman of the Compliance Committee. The primary responsibilities of the Compliance Committee are to oversee the Trust's compliance with all regulatory obligations arising under the applicable Federal securities law, rules and regulations and oversee management's implementation and enforcement of the Trust's compliance policies and procedures. The Compliance Committee met four times during the last fiscal year.


     The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Meurer, Pappas and Stattin and Ms. Talbot, each of whom is an Independent Trustee. The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.


     The following table shows the amount of equity securities in the funds and in the other Heritage Mutual Funds owned by the Trustees as of the calendar year ended December 31, 2004:

NAME OF TRUSTEE                 DOLLAR RANGE OF              DOLLAR RANGE OF              DOLLAR RANGE OF
---------------                 SECURITIES                   SECURITIES                   EQUITY SECURITIES
                                IN THE                       IN THE                       IN THE HERITAGE
                                MONEY MARKET FUND            MUNICIPAL MARKET FUND        FAMILY OF FUNDS
                                -----------------            ---------------------        -----------------
AFFILIATED TRUSTEES:
-------------------
   Thomas A. James              None                         None                         Over $100,000

   Richard K. Riess             $1-$10,000                   None                         $1-$10,000

 Independent Trustees:
---------------------

   C. Andrew Graham             $1-$10,000                   None                         $10,001-$50,000

   Keith Jarrett*               None                         None                         None

   William J. Meurer            None                         None                         $10,001-$50,000

   James L. Pappas              Over $100,000                None                         Over $100,000

   David M. Phillips            $1-$10,000                   None                         Over $100,000

   Eric Stattin                 $10,001-$50,000              None                         $50,001 to $100,000

   Deborah L. Talbot            $1 - $10,000                 None                         $10,001-$50,000

------------------
* Mr. Jarrett was appointed to the Board on August 16, 2005.


     The Trustees and officers of the Trust, as a group, own less than 1% of the funds' shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.
However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


     Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Heritage (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of Heritage or its affiliates receives an annual fee of $23,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each Audit Committee and Compliance Committee member receives $500 per meeting (in person or telephonic), which is allocated among each Heritage Mutual Fund on a pro rata basis. The Lead Trustee, Audit Committee Chairman and Compliance Committee Chairwoman each receive an annual retainer of $2,500. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. Because Heritage and other unaffiliated service providers perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Heritage receives any compensation from the Trust for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended August 31, 2005:

                               COMPENSATION TABLE

                                                        TOTAL COMPENSATION
                                       AGGREGATE      FROM THE TRUST AND THE
         NAME OF PERSON,             COMPENSATION       HERITAGE FAMILY OF
            POSITION                FROM THE TRUST         FUNDS (1)
         --------------             --------------      PAID TO TRUSTEES
                                                        ----------------

 AFFILIATED TRUSTEES:
--------------------
    Thomas A. James                       $0                       $0
    Richard K. Riess                      $0                       $0
 INDEPENDENT TRUSTEES:
---------------------
    C. Andrew Graham                    $6,083                  $36,500
    Keith Jarrett (2)                     $0                       $0
    William J. Meurer                   $6,667                  $40,000
    James L. Pappas                     $6,667                  $40,000
    David M. Phillips                   $5,646                  $33,875
    Eric Stattin                        $6,125                  $36,750
    Deborah L. Talbot                   $6,500                  $39,000

------------------

(1) The Heritage Mutual Funds consist of five separate registered investment companies, including the Trust, which include twelve portfolios.

(2)  Mr. Jarrett was appointed to the Board on August 16, 2005.


     No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of any of any Trust's expenses.

     FIVE PERCENT SHAREHOLDERS

     As of September 30, 2005, the following shareholders owned of record, or were known by the Trust to own beneficially, five percent or more of the outstanding Class B and Class C shares of the Money Market Fund. There were no shareholders of record who owned or were known by the Trust to own beneficially five percent or more of the outstanding Class A shares of the Money Market Fund or shares of the Municipal Fund.

FUND                 CLASS   NAME OF 5% SHAREHOLDER            PERCENT OWNERSHIP
----                 -----   ----------------------            -----------------
Money Market Fund      B     Judith Fisher Freed                   18.49%
                             Santa Monica, CA 90402
Money Market Fund      C     B F Robinson                           5.96%
                             Easley, SC  29640
Money Market Fund      C     Raymond James and Associates, Inc      5.25%
                             Custodian for Williams IRA
                             St. Petersburg, FL 33716



     INVESTMENT ADVISER AND ADMINISTRATOR

     The funds' investment adviser and administrator, Heritage Asset Management, Inc., was organized as a Florida corporation in 1985. All the capital stock of Heritage is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

     Heritage provides each fund with investment advice and portfolio management services as well as administers the funds' non-investment affairs. Heritage also is obligated to furnish the funds with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the funds. Heritage and its affiliates also pay all the compensation of those Trustees of the Trust who are employees of Heritage and its affiliates. The funds pay all of their other expenses that are not assumed by Heritage. The funds also are liable for such nonrecurring expenses as may arise, including litigation to which the funds may be a party. The funds also may have an obligation to indemnify Trustees of the Trust and its officers with respect to any such litigation.

     Heritage provides such services to the Money Market Fund under an Investment Advisory and Administration Agreement between the Trust, on behalf of the Money Market Fund, dated November 13, 1985, as supplemented on October 30, 2002. With respect to the Municipal Fund, Heritage provides such services under an Investment Advisory and Administration Agreement between the Trust, on behalf of the Municipal Fund, dated April 22, 1992. (Collectively, each agreement is referred to herein as an "Advisory Agreement").

SUBADVISER

     Alliance Capital Management L.P. has been retained, under an investment subadvisory agreement (the "Subadvisory Agreement") dated April 22, 1992 with Heritage, as the Municipal Fund's investment subadviser (the "Subadviser").


     ADVISORY  AND  SUBADVISORY  FEES.  The  annual   investment   advisory  and
administration fee paid monthly by each fund to Heritage is based on each fund's average daily net assets as shown in the charts below.

           MONEY MARKET FUND                                                 MUNICIPAL FUND
           -----------------                                                 --------------

--------------------------------------------------------------------------------------------------------------------
                                Advisory Fee as % of                                     Advisory Fee as % of
Average Daily Net Assets      Average Daily Net Assets     Average Daily Net Assets      Average Daily Net Assets
--------------------------------------------------------------------------------------------------------------------
First $500 million                     .500%               First $250 million                .500%
Second $500 million                    .475%               Second $250 million               .475%
Third $500 million                     .450%               Third $250 million                .450%
Fourth $500 million                    .425%               Fourth $250 million               .425%
Fifth $500 million                     .400%               Over $1 billion                   .400%
$2.5 billion to $5 billion             .375%
$5 billion to $7.5 billion             .360%
$7.5 billion to $10 billion            .350%
Over $10 billion                       .340%
--------------------------------------------------------------------------------------------------------------------

     Heritage has contractually agreed to waive its fees for Class A shares of the Municipal Fund to the extent that expenses exceed 0.74% of the average daily net assets attributable to that class for the fiscal year ending August 31, 2006. The Board may increase or decrease the amount of contractual fee waivers without shareholder approval.

     For the three fiscal years ended August 31, 2005 Heritage earned from the Money Market Fund fees of $21,008,346, $21,528,619 and $21,823,495, respectively. For the three fiscal years ended August 31, 2005 Heritage earned from the Municipal Fund fees of $4,776,714, $4,809,763, and $4,766,753, respectively. Heritage also may recover advisory fees waived in the two previous years. Heritage reserves the right to discontinue any voluntary waiver of its fees or reimbursement to a fund in the future.


     Heritage and the Distributor also are authorized to use the fees paid to them by each fund to compensate third parties who agree to provide administrative or shareholder services to the funds. Heritage also pays potentially substantial compensation to the Distributor and/or participating dealers or banks for providing certain administrative or shareholder services to each fund, including services rendered by such parties in connection with the use of funds as brokerage account "sweep" investments.


     Under the Subadvisory Agreement for the Municipal Fund, the Subadviser receives fees payable by Heritage equal to 0.125% of the fund's average daily net assets up to $100 million, 0.10% of average daily net assets from $100 million to $250 million and 0.05% of average daily net assets exceeding $250 million. For the three fiscal years ended August 31, 2005, the Subadviser earned

$668,964, $673,095 and,$667,906 respectively, in investment subadvisory fees from Heritage.


     CLASS SPECIFIC EXPENSES. The Money Market Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Money Market Fund's shares to which those expenses are attributable.

     PORTFOLIO TRANSACTIONS

     Most purchases and sales of portfolio investments will be with the issuer or with major dealers in money market instruments acting as principal. Thus, the funds do not expect to pay significant brokerage commissions, if any, because money market instruments generally are traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. In transactions with underwriters, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter. There generally is no stated commission in the case of securities purchased from or sold to dealers, but the prices of such securities usually include an undisclosed dealer's mark-up or mark-down. Heritage or the Subadviser will place all orders for the purchase and sale of portfolio securities for the funds and will buy and sell securities for the funds through a substantial number of brokers and dealers. In doing so, Heritage or the Subadviser will use its best efforts to obtain for the funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. Best execution, however, does not mean that a fund necessarily will be paying the lowest price or spread available. Rather, Heritage or the Subadviser also will take into account such factors as size of the transaction, the nature of the market for the security, the amount of commission, if any, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     DISTRIBUTION OF SHARES


     DISTRIBUTOR. Raymond James & Associates, Inc., P.O. Box 33022, St. Petersburg, Florida, 33733, serves as distributor of the funds' shares. Subject to the Board of Trustees' and regulatory approvals, Heritage Fund Distributors, Inc. will serve as the funds' distributor. In the event such approvals are obtained, references to the Distributor will be deemed to be references to Heritage Fund Distributors, Inc.


     Heritage has entered into agreements with the Distributor and other broker-dealers to provide certain services on behalf of the funds. Such services include, but are not limited to, account opening, record retention, processing cash receipts from and disbursements to shareholders and preparing account statements. As compensation, Heritage pays from its own resources, a service fee of up to 0.25% of average daily net assets of each fund to the Distributor and other broker-dealers.

     The Distributor and Financial Advisors with whom the Distributor has entered into dealer agreements offer shares of the funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Pursuant to its Distribution Agreements with the funds, the Distributor bears the cost of making information about the funds available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The funds pay the cost of registering and qualifying their shares under state and federal securities laws and typesetting of their
prospectuses   and   printing   and   distributing   prospectuses   to  existing
shareholders.


     As compensation for the services provided and expenses borne by the Distributor pursuant to a Distribution Agreement, each class of each fund will pay the Distributor a distribution fee in accordance with the Distribution Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to 0.15% of average daily net assets of each class of each fund. For the fiscal year ended August 31, 2005, these fees amounted to $_7,650,755, $4,740 and $4,364 for the Class A, Class B and Class C shares of the Money Market Fund, respectively. For the same period, these fees amounted to $1,556,893 for shares of the Municipal Fund. All of these fees were used by the funds for payments to the Distributor.


     In reporting amounts expended for the Money Market Fund under the Distribution Plan to the Board, the Distributor will allocate expenses attributable to the sale of Class A shares, Class B shares and Class C shares to the applicable class based on the ratio of sales of shares of that class to the sales of all Money Market Fund shares. The fees paid by one class of shares will not be used to subsidize the sale of any other class of shares.

     The Trust has adopted a separate Distribution Plan on behalf of each class of the Money Market fund ("Class A Plan," "Class B Plan" and "Class C Plan," each a "Plan") that, among other things, permits each fund to pay the Distributor the monthly distribution fee out of its net assets. The Class A and Class C Plans were approved by the initial shareholder of each fund. The Class B Plan was approved upon the offering of Class B shares in January 2, 1998. In addition, the Board, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"), approved each Plan after determining that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders by enabling the fund to increase its assets and thereby realize economies of scale and its diversification goals.

     Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the funds. The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the votes of the Independent Trustees cast in person at a meeting called for such purpose. Any change in a Plan that would materially increase the distribution cost to a class of a fund requires shareholder approval of that class.

     The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Trust may effect such termination by vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees. For so long as the Class A Plan, Class B Plan or the Class C Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

     The Distribution Agreement and each of the above-referenced Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the

Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

ADMINISTRATION OF THE FUNDS

     ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Heritage, subject to the control of the Board, will manage, supervise and conduct the administrative and business affairs of the funds; furnish office space and equipment; oversee the activities of the Subadviser and State Street Bank and Trust Company, the funds' custodian; and pay all salaries, fees and expenses of those officers and Trustees of the Trust who are affiliated with Heritage.
Heritage also will provide certain shareholder servicing activities for customers of the funds.


     Heritage also is the fund accountant and transfer and dividend disbursing agent for each fund. Each fund pays Heritage a fee. For the three fiscal years ended August 31, 2005, Heritage, earned $6,625,939, $6,301,766 and,$6,484,389 respectively, from the Money Market Fund for its services as transfer agent and $72,158, $62,254 and $53,082, respectively from the Money Market Fund for its services as fund accountant. For the three fiscal years ended August 31, 2005, Heritage earned $230,212, $234,820 and $244,911, respectively, for transfer agent services from the Municipal Fund and $76,663, $70,531 and $60,965 for fund accountant services from the Municipal Fund.


     CUSTODIAN. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the funds' assets and provides portfolio accounting and certain other services.


     LEGAL  COUNSEL.   Kirkpatrick  &  Lockhart   Nicholson   Graham  LLP,  1800
Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Trust.


     INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 101 E. Kennedy Boulevard, Suite 1500, Tampa, Florida 33602, is the independent registered certified public accounting firm for the Trust. The financial statements of the funds that appear in this SAI have been audited by PricewaterhouseCoopers LLP and are included herein in reliance upon the reports of said firm of accountants, which is given upon their authority as experts in accounting and auditing.

     POTENTIAL LIABILITY

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Trust or its Board enters into or signs. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                   APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

     COMMERCIAL PAPER

     MOODY'S. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. Its appraisal includes, but is not limited to, the review of such factors as: quality of management, industry strengths and risks, vulnerability to business cycles, competitive position, liquidity measurements, debt structure, operating trends and access to capital markets. Differing degrees of weight are applied to these factors as deemed appropriate for individual situations.

     Commercial paper issuers rated "Prime-1" are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protection elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers in the commercial paper market rated "Prime-2" are of high quality. Protection for short-term note holders is issued with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. Aa bonds are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or intermediate term may be of greater amplitude. Temporary increases in relative short and overall debt charge may occur. Alternate means of financing remain assured.

     STANDARD & POOR'S. S&P describes its highest ("A") rating for commercial paper as follows, with the numbers 1, 2, and 3 being used to denote relative strength within the "A" classification. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt rating should be "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB." The issuer should have access to at least two additional channels of borrowing. Basic earnings and cash flow should have an upward trend, with allowances made for unusual circumstances. Typically, the issuer's industry should be well established and the issuer should have a strong position within its industry. The reliability and quality of management should be unquestioned.

     CORPORATE DEBT

     MOODY'S. Moody's describes its investment grade highest ratings for corporate bonds as follows: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

     STANDARD & POOR'S. S&P describes its investment grade ratings for corporate bonds as follows: Ratings of AAA are the highest assigned by S&P to debt obligations and indicate an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

DESCRIPTION OF MUNICIPAL SECURITIES

     Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

     Project notes, which carry a U.S. Government guarantee, are issued by public bodies ("local issuing agencies") created under the laws of a state, territory or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

     Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of, and are payable from, seasonal tax revenues, such as income, sales, use and business taxes.

     Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

     Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

     Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

     Tax-Exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     Municipal bonds,  which meet  longer-term  capital needs and generally have
maturities   of  more  than  one  year  when   issued,   have  three   principal
classifications:

     General obligation bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     Revenue bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     Private activity bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

MOODY'S

     Municipal Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make long-term risks appear somewhat larger than in Aaa securities.

     Municipal Notes. Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG-2 or VMIG-2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S

     Municipal Bonds rated AAA by S&P are the highest grade obligations. This rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     Municipal Notes. Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2, or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

                               HERITAGE CASH TRUST

                            PART C. OTHER INFORMATION


Item 23.    Exhibits
-------     --------
     (a)               Declaration of Trust*

     (b)(i)            Bylaws*
        (ii)           Amended and Restated Bylaws*

     (c)               Voting trust agreement -- none

     (d)(i) Investment Advisory and Administration Agreement between Heritage Cash Trust and Heritage Asset Management, Inc. with respect to the Money Market Fund*

        (ii) Supplement to the Investment Advisory and Administration Agreement between Heritage Cash Trust and Heritage Asset Management, Inc. with respect to the Money Market Fund++

        (iii) Investment Advisory and Administration Agreement between Heritage Cash Trust and Heritage Asset Management, Inc. with respect to the Municipal Money Market Fund+

        (iv) Investment Subadvisory Agreement between Heritage Asset Management, Inc. and Alliance Capital Management, L.P. for the Municipal Money Market Fund+

     (e)          Form of Amended and Restated Distribution Agreement***

     (f)          Bonus, profit sharing or pension plans -- none

     (g)(i)       Custodian  Agreement  between  Heritage  Cash  Trust  and
                       State Street Bank and Trust Company*

        (ii) Amended Fee Schedule to the Custodian Agreement - filed herewith

     (h)(i)       Amended  and   Restated  Transfer  Agency   and   Service
                  Agreement+

        (ii) Amended Fee Schedule to the Transfer Agency and Service Agreement - filed herewith

        (iii) Amended and Restated Fund Accounting and Pricing Service Agreement - filed herewith

     (i)          Opinion and consent of counsel - filed herewith

     (j) Consent of Registered Certified Public Accounting Firm - filed herewith

     (k)          Financial statements omitted from prospectus - none

     (l)          Letter of investment intent*

     (m)(i)       Class A Distribution Plan pursuant to Rule 12b-1*

        (ii)      Class B Distribution Plan pursuant to Rule 12b-1**

        (iii)     Class C Distribution Plan pursuant to Rule 12b-1*

     (n)          Plan pursuant to Rule 18f-3+

     (o)          Power of Attorney - filed herewith

     (p)          Code of Ethics - not applicable

-----------------

* Incorporated by reference from the Post-Effective Amendment No. 15 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on December 28, 1995.

** Incorporated by reference from the Post Effective Amendment No. 17 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on October 31, 1997.

*** Incorporated by reference from the Post-Effective Amendment No. 22 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on October 29, 2001

+ Incorporated by reference from the Post-Effective Amendment No. 23 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on October 30, 2002.

++ Incorporated by reference from the Post-Effective Amendment No. 25 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on October 29, 2004.


Item 24.     Persons Controlled by or under Common Control with Registrant
-------      -------------------------------------------------------------

             None.

Item 25.     Indemnification
-------      ---------------
     Article XI, Section 2 of the Trust's Declaration of Trust provides that:

          (a) Subject to the exceptions and  limitations  contained in paragraph
(b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that:

               (i) such Covered Person shall have provided appropriate security for such undertaking,

               (ii) the Trust is insured against losses arising out of any such advance payments or

               (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that Heritage shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Advisory Agreement relates except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

     Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between the Manager and Alliance Capital Management, L.P. ("Alliance") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Alliance, or reckless disregard of its obligations and duties thereunder, Alliance shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services thereunder.

     Paragraph 8 of the Form of Amended and Restated Distribution Agreement ("Distribution Agreement") between the Trust and Raymond James and Associates, Inc. ("Raymond James") provides as follows, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in this Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Distribution Agreement.

Item 26.    I.     Business and Other Connections of Investment Adviser
-------            ----------------------------------------------------

     Heritage is a Florida corporation that offers investment management services and is a registered investment adviser. Heritage's offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Information as to the officers and directors of Heritage is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

           II.     Business and  Other  Connections of  Subadviser  for  the
                   ---------------------------------------------------------
Municipal Money Market Fund
---------------------------

     Alliance, a Delaware limited partnership and registered investment adviser with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment subadvisory agreement. Alliance is engaged primarily in the investment advisory business. Information as to the officers and directors of Alliance is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.     Principal Underwriter
------       ---------------------

     (a) Raymond James and Associates, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust.

     (b) The directors and officers of the Registrant's principal underwriter are:

                             Positions & Offices                 Position
Name                         with Underwriter                    with Registrant

Thomas A. James              Chief Executive Officer,            Trustee
                             Director

Chet Helck                   President, Chief Operating Officer  None
                             Director

Robert F. Shuck              Vice Chairman                       None

Thomas S. Franke             Vice Chairman                       None

Francis S. Godbold           Vice Chairman, Director             None

Kenneth A. Shields           Director                            None

Harvard H. Hill, Jr.         Director                            None

Jonathan A. Bulkley          Director                            None

Paul W. Marshall             Director                            None

Angela Biever                Director                            None

H. William Habermeyer, Jr.   Director                            None

Hardwick Simmons             Director                            None

Alex Sink                    Director                            None

Richard K. Riess             Executive Vice President            Trustee,
                             for Asset Management                President

Jeffrey P. Julien            Senior Vice President Finance,      None
                             Chief Financial Officer

Barry S. Augenbaum           Senior Vice President, Corporate    None
                             Secretary

J. Stephen Putnam Executive  Vice President                      None

Terrance W. Bedford          Senior Vice President               None

Paul L. Matecki              Senior Vice President, Corporate    None
                             Counsel, Assistant Secretary

Michael R. Alford            Vice President, Associate           None
                             Corporate Counsel

Robert Stokes                Vice President, Associate           None
                             Corporate Counsel

Susan Walzer                 Vice President, Associate           None
                             Corporate Counsel

Mark Barracca                Vice President, Associate           None
                             Corporate Counsel

Terrance Bostic              Vice President, Associate           None
                             Corporate Counsel

Leslie Reese                 Vice President, Associate           None
                             Corporate Counsel

Lynn Pippenger               Treasurer, Assistant Secretary      None

Jennifer C. Ackart           Controller, Assistant Secretary     None

Donna L. Wilson              Assistant Secretary                 None

Linda G. Whelpley            Assistant Secretary                 None


     The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 28.     Location of Accounts and Records
-------      --------------------------------

     The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's Custodian through February 28, 1994, except that Heritage maintains some or all of the records required by Rule 31a-1(b)(1), (2), (5), (6), (8), (9), (10) and
(11); and Alliance will maintain some or all of the records required by Rule 31a-1(b)(2), (5), (6), (9), (10) and (11). Since March 1, 1994, all required records are maintained by Heritage.

Item 29.     Management Services
-------      -------------------
             Not applicable.

Item 30.     Undertakings
-------      ------------

     The Trust hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report(s) to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on October 28, 2005. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                   HERITAGE CASH TRUST

                                   By: /s/ K.C. Clark
                                       ----------------------------------------
                                       K.C. Clark, Executive Vice President and
                                       Principal Executive Officer
Attest:


/s/ Andrea N. Mullins
----------------------
Andrea N. Mullins, Principal Financial Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                Title                        Date
---------                                -----                        ----
/s/ Richard K. Riess*              President and Trustee        October 28, 2005
----------------------
Richard K. Riess
/s/ Thomas A. James*               Chairman of the Board        October 28, 2005
----------------------
Thomas A. James
/s/ Keith B. Jarrett*                     Trustee               October 28, 2005
----------------------
Keith B. Jarrett
/s/ C. Andrew Graham*                     Trustee               October 28, 2005
----------------------
C. Andrew Graham
/s/ William J. Meurer*                    Trustee               October 28, 2005
----------------------
William J. Meurer
/s/ James L. Pappas*                      Trustee               October 28, 2005
----------------------
James L. Pappas
/s/ David M. Phillips*                    Trustee               October 28, 2005
----------------------
David M. Phillips
/s/ Deborah L. Talbot*                    Trustee               October 28, 2005
----------------------
Deborah L. Talbot
/s/ Eric Stattin*                         Trustee               October 28, 2005
----------------------
Eric Stattin
/s/ Andrea N. Mullins           Principal Financial Officer     October 28, 2005
----------------------
Andrea N. Mullins

*By: /s/ K.C. Clark,
     -----------------
     K.C. Clark,
     Attorney-In-Fact

                                INDEX TO EXHIBITS

Exhibit
Number    Description
-------   -----------
(g)(ii)       Amended Fee Schedule to the Custodian Agreement

(h)(ii)       Amended Fee Schedule to the Transfer Agency and Service Agreement

(h)(iii)      Amended and Restated Fund Accounting and Pricing Service Agreement

(i)           Opinion and consent of counsel

(j)           Consent of Registered Certified Public Accounting Firm

(o)           Power of Attorney